          As Filed With the Securities and Exchange Commission on April 22, 2002

                                             1933 Act Registration No. 033-77470
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
            SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM

                                    N-8B-2
                        POST-EFFECTIVE AMENDMENT NO. 11

                            SEPARATE ACCOUNT VUL-2

                                      of

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE               LAUREN W. JONES, ESQ.
INSURANCE COMPANY                        THE AMERICAN FRANKLIN LIFE
(Name of Depositor)                      INSURANCE COMPANY
#1 Franklin Square                       2929 Allen Parkway
Springfield, Illinois 62713              Houston, Texas 77019
(Address of Depositor's                  (Name and Address of Agent for Service)
Principal Executive Offices)


                     Insurance Company's Telephone Number,
                      including Area Code: (800) 528-2011


Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder III flexible premium variable life policies.


 It is proposed that this filing will become effective (check appropriate box)

             [_]  immediately upon filing pursuant to paragraph (b)

             [X]  on May 1, 2002 pursuant to paragraph (b)

             [_]  60 days after filing pursuant to paragraph (a) (1)

             [_]  on ________, [DATE] pursuant to paragraph (a) (1) of Rule 485

             [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           SEPARATE ACCOUNT VUL-2 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                             Reconciliation and Tie
                             ----------------------

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

1.....................................   Cover Page.

2.....................................   Cover Page.

3.....................................   Inapplicable.

4.....................................   Distribution of the Policies.

5, 6..................................   Variable Account Investment Choices -
                                         The Separate Account and Its Investment
                                         Divisions.

7, 8..................................   Inapplicable.

9.....................................   Legal Proceedings.

10(a).................................   The Beneficiary; Assignment of A
                                         Policy.

10(b).................................   Policy Account Value - Determination of
                                         the Unit Value; Dividends.

10(c), 10(d)                             The Features of EquiBuilder III(TM)
                                         Policies - Death Benefits, - Maturity
                                         Benefit, - Changing the Face Amount of
                                         Insurance; Variable Account Investment
                                         Choices - Right to Change Operations;
                                         Deductions and Charges - Surrender
                                         Charge, - Other Transaction Charges,
                                         - Allocation of Policy Account Charges;
                                         Policy Account Transactions - Changing
                                         Premium and Deduction Allocation
                                         Percentages, - Transfers of Policy
                                         Account Value Among Investment
                                         Divisions, - Borrowing from the Policy
                                         Account, - Withdrawing Money from the
                                         Policy Account, - Surrendering the
                                         Policy for Its Net Cash Surrender
                                         Value; Additional Information About
                                         EquiBuilder III(TM) Policies - Right To
                                         Examine; Payment of Proceeds; The
                                         Guaranteed Interest Division -
                                         Transfers from the Guaranteed
                                         Interest Division.

10(e).................................   Additional Information About
                                         EquiBuilder III(TM) Policies - Lapse, -
                                         Reinstatement.

10(f).................................   Variable Account Investment Choices -
                                         The Funds, - Right to Change
                                         Operations; Voting Rights of a Policy
                                         Owner.

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2)   Variable Account Investment Choices -
                                         The Funds, - Right to Change
                                         Operations; Deductions and Charges -
                                         Charges Against the Policy Account -
                                         Changes in Monthly Charges; Voting
                                         Rights of a Policy Owner.

10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)   Inapplicable.

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

10(i).................................   The Features of EquiBuilder III(TM)
                                         Policies - Changes in EquiBuilder
                                         III(TM) Policies, - Flexible Premium
                                         Payments, - Additional Benefits;
                                         Variable Account Investment Choices;
                                         Policy Account Value; Payment Options;
                                         Payment of Proceeds.

11....................................   Variable Account Investment Choices -
                                         The Funds, - Investment Policies of the
                                         Funds, - Ownership of the Assets of the
                                         Separate Account.

12(a), 12(c), 12(d)...................   Variable Account Investment Choices -
                                         The Funds.

12(b), 12(e)..........................   Inapplicable.

13(a).................................   Summary - Investment Choices of
                                         EquiBuilder III(TM) Policies, - Charges
                                         and Deductions.

13(b), 13(c), 13(d), 13(e), 13(g).....   Inapplicable.

13(f).................................   Distribution of the Policies.

14....................................   The Features of EquiBuilder III(TM)
                                         Policies - Policy Issuance Information;
                                         Limits On American Franklin's Rights To
                                         Challenge A Policy; Distribution of the
                                         Policies - Applications.

15....................................   The Features of EquiBuilder III(TM)
                                         Policies - Flexible Premium Payments;
                                         Variable Account Investment Choices
                                         (Introduction); Deductions and Charges-
                                         Deductions from Premiums; Policy
                                         Account Transactions - Changing Premium
                                         and Deduction Allocation Percentages.

16....................................   Variable Account Investment Choices -
                                         (Introduction), - The Separate Account
                                         and Its Investment Divisions, - The
                                         Funds; Policy Account Value - Amounts
                                         in the Separate Account; Policy Account
                                         Transactions - Changing Premium and
                                         Deduction Allocation Percentages, -
                                         Transfers of Policy Account Value Among
                                         Investment Divisions, - Loan Requests,
                                         - Repaying the Loan; The Guaranteed
                                         Interest Division - Transfers from the
                                         Guaranteed Interest Division;
                                         Additional Information About
                                         EquiBuilder III(TM) Policies - Policy
                                         Periods, Anniversaries, Dates and Ages.

17(a), 17(b), 17(c)...................   The Features of EquiBuilder III(TM)
                                         Policies - Death Benefits, - Maturity
                                         Benefit, - Changing the Face Amount of
                                         Insurance, - Changes in EquiBuilder
                                         III(TM) Policies, - Flexible Premium
                                         Payments, - Additional Benefits;
                                         Variable Account Investment Choices -
                                         Right to Change Operations; Policy
                                         Account Value; Policy Account
                                         Transactions - Changing Premium and
                                         Deduction Allocation Percentages, -
                                         Transfers of Policy Account Value Among
                                         Investment Divisions, - Borrowing from
                                         the Policy Account, - Withdrawing Money
                                         from the Policy Account, - Surrendering
                                         the

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

                                         Policy for Its Net Cash Surrender
                                         Value; The Guaranteed Interest
                                         Division - Transfers from the
                                         Guaranteed Interest Division;
                                         Additional Information About
                                         EquiBuilder III(TM) Policies -
                                         Right To Examine the Policy, -
                                         Lapse, - Reinstatement; Payment
                                         Options; Payment of Proceeds.

18(a).................................   Policy Account Value - Determination of
                                         the Unit Value.

18(b), 18(d)..........................   Inapplicable.

18(c).................................   Summary; Variable Account Investment
                                         Choices - Ownership of the Assets of
                                         the Separate Account; Deductions and
                                         Charges - Charges Against the Separate
                                         Account - Tax Reserve; The Guaranteed
                                         Interest Division (Introduction).

19....................................   Reports to Policy Owners; Distribution
                                         of the Policies; Voting Rights of a
                                         Policy Owner.

20(a).................................   Variable Account Investment Choices -
                                         The Funds, - Right to Change
                                         Operations; Deductions and Charges -
                                         Charges Against the Policy Account -
                                         Changes in Monthly Charges; Voting
                                         Rights of a Policy Owner.

20(b).................................   Variable Account Investment Choices -
                                         The Separate Account and Its Investment
                                         Divisions.

20(c), 20(d), 20(e), 20(f)............   Inapplicable.

21(a).................................   Policy Account Transactions - Borrowing
                                         from the Policy Account, - Loan
                                         Requests, - Policy Loan Interest, -
                                         When Interest is Due, - Repaying the
                                         Loan, - The Effects of a Policy Loan on
                                         the Policy Account.

21(b), 21(c)..........................   Inapplicable.

22....................................   Limits on American Franklin's Right To
                                         Challenge a Policy.

23....................................   Inapplicable.

24....................................   The Features of EquiBuilder III(TM)
                                         Policies; Additional Information.

25....................................   The American Franklin Life Insurance
                                         Company.

26....................................   Inapplicable.

27....................................   The American Franklin Life Insurance
                                         Company; Other Policies and Contracts.

28....................................   The American Franklin Life Insurance
                                         Company; Management.

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

29....................................   The American Franklin Life Insurance
                                         Company; Management.

30, 31, 32, 33, 34....................   Inapplicable.

35....................................   The American Franklin Life Insurance
                                         Company; Distribution of the Policies.

36, 37................................   Inapplicable.

38, 39................................   Distribution of the Policies.

40....................................   Inapplicable.

41(a).................................   Distribution of the Policies.

41(b), 41(c), 42, 43..................   Inapplicable.

44(a)(1)..............................   Policy Account Value - Determination of
                                         the Unit Value.

44(a)(2), 44(a)(3)....................   The Features of EquiBuilder III(TM)
                                         Policies - Death Benefits, - Maturity
                                         Benefit, - Changes in EquiBuilder
                                         III(TM) Policies; Variable Account
                                         Investment Choices - (Introduction),
                                         - The Separate Account and Its
                                         Investment Divisions, - The Funds,
                                         - Right to Change Operations;
                                         Deductions and Charges; Policy Account
                                         Value; Policy Account Transactions -
                                         Changing Premium and Deduction
                                         Allocation Percentages, - Transfers of
                                         Policy Account Value Among Investment
                                         Divisions, - Borrowing from the Policy
                                         Account, - Loan Requests, - Repaying
                                         the Loan, - Withdrawing Money from the
                                         Policy Account, - Surrendering the
                                         Policy for Its Net Cash Surrender
                                         Value; The Guaranteed Interest Division
                                         - Transfers from the Guaranteed
                                         Interest Division; Additional
                                         Information About EquiBuilder III(TM)
                                         Policies - Right To Examine, - Policy
                                         Periods, Anniversaries, Dates and Ages;
                                         Payment of Proceeds.

44(a)(4)..............................   Deductions and Charges - Charges
                                         Against the Separate Account - Tax
                                         Reserve.

44(a)(5)..............................   Deductions And Charges - Deductions
                                         From Premiums.

44(a)(6)..............................   Deductions And Charges - Deductions
                                         From Premiums, - Charges Against
                                         the Policy Account, - Charges Against
                                         the Separate Account, - Surrender
                                         Charge; Policy Account Value - Amounts
                                         In the Variable Investment Division,
                                         - Determination of the Unit Value.

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

44(b).................................   The Features of EquiBuilder III(TM)
                                         Policies - Death Benefits, - Maturity
                                         Benefit, - Changes in EquiBuilder
                                         III(TM) Policies; Variable Account
                                         Investment Choices (Introduction),
                                         - The Separate Account and Its
                                         Investment Divisions, - The Funds,
                                         - Right to Change Operations;
                                         Deductions and Charges; Policy
                                         Account Value; Policy Account
                                         Transactions - Changing Premium and
                                         Deduction Allocation Percentages, -
                                         Transfers of Policy Account Value Among
                                         Investment Divisions, - Borrowing from
                                         the Policy Account, - Loan Requests, -
                                         Repaying the Loan, - Withdrawing Money
                                         from the Policy Account, - Surrendering
                                         the Policy for Its Net Cash Surrender
                                         Value; The Guaranteed Interest Division
                                         - Transfers from the Guaranteed
                                         Interest Division; Additional
                                         Information About EquiBuilder III(TM)
                                         Policies - Right To Examine the Policy,
                                         - Policy Periods, Anniversaries, Dates
                                         and Ages; Tax Effects; Payment of
                                         Proceeds.

44(c) The Features of EquiBuilder III(TM) Policies - Death Benefits, - Maturity Benefit, - Changes in EquiBuilder III(TM) Policies, - Flexible Premium Payments; Variable Account
                                         Investment Choices - (Introduction),
                                         - The Separate Account and Its
                                         Investment Divisions, - The Funds;
                                         Deductions and Charges; Policy
                                         Account Value; Policy Account
                                         Transactions - Changing Premium and
                                         Deduction Allocation Percentages, -
                                         Transfers of Policy Account Value Among
                                         Investment Divisions, - Borrowing from
                                         the Policy Account, - Loan Requests,
                                         - Repaying the Loan, - Withdrawing
                                         Money from the Policy Account,
                                         - Surrendering the Policy for Its
                                         Net Cash Surrender Value;  The
                                         Guaranteed Interest Division -
                                         Transfers from the Guaranteed
                                         Interest Division; Additional
                                         Information About EquiBuilder III(TM)
                                         Policies - Right To Examine, - Policy
                                         Periods, Anniversaries, Dates and
                                         Ages; Payment of Proceeds.

45....................................   Inapplicable.

46(a).................................   The Features of EquiBuilder III(TM)
                                         Policies - Death Benefits, - Maturity
                                         Benefit, - Changes in EquiBuilder
                                         III(TM) Policies; Variable Account
                                         Investment Choices - (Introduction),
                                         - The Separate Account and Its
                                         Investment Divisions, - the Funds,
                                         - Right to Change Operations;
                                         Deductions and Charges; Policy
                                         Account Value; Policy Account
                                         Transactions - Changing Premium
                                         and Deduction Allocation Percentages, -
                                         Transfers of Policy Account Value Among
                                         Investment Divisions, - Borrowing from
                                         the Policy Account, - Loan Requests, -
                                         Repaying the Loan, - Withdrawing Money
                                         from the Policy Account, - Surrendering
                                         the Policy for Its Net Cash Surrender
                                         Value; The Guaranteed Interest
                                         Division - Transfers from the
                                         Guaranteed Interest Division;
                                         Additional Information About
                                         EquiBuilder III(TM) Policies - Right To
                                         Examine, - Policy Periods,
                                         Anniversaries, Dates and Ages; Payment
                                         of Proceeds.

Registration Item
of Form N-8B-2                          Location in Prospectus
--------------                          ----------------------

46(b), 47, 48, 49, 50.................   Inapplicable.

51(a) - (j)...........................   Summary; Detailed Information About
                                         American Franklin and EquiBuilder
                                         III(TM) Policies; Additional
                                         Information.

52(a).................................   Variable Account Investment Choices -
                                         The Funds, - Right to Change
                                         Operations.

52(b), 52(d)..........................   Inapplicable.

52(c).................................   Variable Account Investment Choices
                                         - The Funds, - Right to Change
                                         Operations; Deductions and Charges -
                                         Charges Against the Policy Account -
                                         Changes in Monthly Charges; Voting
                                         Rights of a Policy Owner.

53(a).................................   Payment Options; Assignment of a
                                         Policy; Employee Benefit Plans.

53(b), 54, 55, 56, 57, 58.............   Inapplicable.

59....................................   Financial Statements.

EQUIBUILDER III(TM)
POLICIES

FLEXIBLE PREMIUM VARIABLE
LIFE INSURANCE POLICY
issued by
THE AMERICAN FRANKLIN LIFE
INSURANCE COMPANY
Through
Separate Account VUL-2

This Prospectus describes EquiBuilder III(TM) flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). EquiBuilder III(TM) policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the same meanings as they have in the Prospectus. EquiBuilder III(TM) is a trademark of American Franklin.

EquiBuilder III(TM) policies pay a death benefit to a beneficiary you designate when the Insured Person dies. You choose one of two death benefit options. Whichever option you choose, we will pay a death benefit of a percentage of the Policy Account as of the day the Insured Person dies, if that benefit would be greater than the death benefit under the option you picked.

                                  PROSPECTUS
                                  MAY 1, 2002

We deposit your net premium in your Policy Account. You may allocate amounts to our Guaranteed Interest Division (which is part of our General Account and pays interest at a declared rate) or to one or more of the variable investment divisions of the Separate Account, or both. (For the first fifteen days after we issue your policy, we require premiums to be invested in the VIP Money Market division.)

The variable investment divisions each purchase shares of a corresponding portfolio of the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIP") or the MFS Variable Insurance Trust ("MFS") (each available portfolio, a "Fund," and collectively, the "Funds"). The Prospectuses of the Funds, attached to this Prospectus, describe the investment objectives, policies and risks of each Fund.

     *  Fidelity VIP Money Market
     *  Fidelity VIP High Income
     *  Fidelity VIP Equity-Income
     *  Fidelity VIP Growth
     *  Fidelity VIP Overseas
     *  Fidelity VIP Investment Grade Bond
     *  Fidelity VIP Asset Manager
     *  Fidelity VIP Index 500
     *  Fidelity VIP Asset Manager: Growth
     *  Fidelity VIP Contrafund
     *  MFS Emerging Growth Series
     *  MFS Research Series
     *  MFS Investors Trust Series
     *  MFS Total Return Series
     *  MFS Utilities Series
     *  MFS Capital Opportunities Series

Each of these Funds is available through an investment division.

The Policy Account value allocated to a variable investment division depends on the investment performance of the corresponding Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment divisions. If the Fund investments go down, the value of a Policy can decline. The value of the Guaranteed Interest Division will depend on the interest rates that we declare.

After you pay the first premium, you decide, within limits, the amount and frequency of your premium payments. You can also increase or decrease the amount of insurance protection, within limits.

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the EquiBuilder III(TM) variable life insurance policies, which are issued by:

The American Franklin Life Insurance Company
# 1 Franklin Square
Springfield, Illinois 62713-0001
Telephone No. 800/528-2011

The Securities and Exchange Commission ("SEC") maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus and other information.

EQUIBUILDER III(TM) POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THERE IS NO GUARANTEED CASH SURRENDER VALUE FOR AMOUNTS ALLOCATED TO THE VARIABLE INVESTMENT DIVISIONS.

If the net cash surrender value (the cash surrender value reduced by any loan balance) is insufficient to cover the charges due under the policy, the policy may terminate without value.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Definitions....................................................................................    v
Summary........................................................................................    1
Detailed Information About American Franklin and EquiBuilder III(TM) Policies..................    6
     The American Franklin Life Insurance Company..............................................    6
The Features of EquiBuilder III(TM) Policies...................................................    6
     How EquiBuilder III(TM) Policies Differ from Whole Life Insurance.........................    6
     Death Benefits............................................................................    6
     Policy Issuance Information...............................................................    7
     Maturity Benefit..........................................................................    8
     Changes in EquiBuilder III(TM) Policies...................................................    8
     Changing the Face Amount of Insurance.....................................................    8
     Changing Death Benefit Options............................................................    9
     When Face Amount and Death Benefit Changes Go Into Effect.................................    9
     Flexible Premium Payments.................................................................   10
     Additional Benefits.......................................................................   10
Variable Investment Division Investment Choices................................................   11
     The Separate Account and Its Investment Divisions.........................................   11
     The Funds.................................................................................   12
     Ownership of the Assets of the Separate Account...........................................   12
Additional Rights That We Have.................................................................   12
Deductions and Charges.........................................................................   13
     Deductions From Premiums..................................................................   13
     Charges Against the Policy Account........................................................   14
     Charges Against The Separate Account......................................................   16
     Surrender Charge..........................................................................   16
     Other Transaction Charges.................................................................   17
     Allocation of Policy Account Charges......................................................   18
Policy Account Value...........................................................................   18
     Amounts in the Variable Investment Divisions..............................................   18
     Determination of the Unit Value...........................................................   19
Policy Account Transactions....................................................................   19
     Changing Premium and Deduction Allocation Percentages.....................................   20
     Transfers of Policy Account Value Among Investment Divisions..............................   20
     Borrowing from the Policy Account.........................................................   21
     Loan Requests.............................................................................   21
     Policy Loan Interest......................................................................   21
     When Interest is Due......................................................................   21
     Repaying the Loan.........................................................................   22
     The Effects of a Policy Loan on the Policy Account........................................   22
     Withdrawing Money from the Policy Account.................................................   23
     Surrendering the Policy for Its Net Cash Surrender Value..................................   24
The Guaranteed Interest Division...............................................................   24
     Amounts in the Guaranteed Interest Division...............................................   24
     Interest on Amounts in the Guaranteed Interest Division...................................   24
     Transfers from the Guaranteed Interest Division...........................................   25
Additional Information About EquiBuilder III(TM) Policies......................................   25
     Right to Examine..........................................................................   25
     Lapse of the Policy.......................................................................   26
     Reinstatement of the Policy...............................................................   26
     Policy Periods, Anniversaries, Dates and Ages.............................................   26
Federal Tax Considerations.....................................................................   27
     General...................................................................................   27
     Testing for modified endowment contract status............................................   27
     Other effects of Policy changes...........................................................   28
     Rider benefits............................................................................   28
     Taxation of pre-death distributions if your Policy is not a modified endowment contract...   29

     Taxation of pre-death distributions if your Policy is a modified endowment contract.......   29
     Policy lapses and reinstatements..........................................................   30
     Diversification...........................................................................   30
     Estate and generation skipping taxes......................................................   30
     Life insurance in split dollar arrangements...............................................   31
     Pension and profit-sharing plans..........................................................   31
     Other employee benefit programs...........................................................   32
     ERISA.....................................................................................   32
     Our taxes.................................................................................   32
     When we withhold income taxes.............................................................   32
     Tax changes...............................................................................   33
Illustrations of Death Benefits, Policy Account and Cash Surrender Values,
  and Accumulated Premiums.....................................................................   33
Table of Contents For Illustrations............................................................   34
     Initial Face Amount $200,000 Male Non-Tobacco.............................................   35
     Initial Face Amount $100,000 Male Non-Tobacco.............................................   37
Additional Information.........................................................................   39
Voting Rights of a Policy Owner................................................................   39
     Voting Privileges.........................................................................   39
     Material Conflicts........................................................................   39
Reports To Policy Owners.......................................................................   40
Limits On American Franklin's Right To Challenge A Policy......................................   40
Payment Options................................................................................   41
The Beneficiary................................................................................   42
Assignment of A Policy.........................................................................   42
Employee Benefit Plans.........................................................................   42
Payment of Proceeds............................................................................   42
Delay required under applicable law............................................................   43
Dividends......................................................................................   43
Distribution of the Policies...................................................................   43
Administrative Services........................................................................   44
State Regulation...............................................................................   44
Legal Matters..................................................................................   44
Legal Proceedings..............................................................................   44
Experts........................................................................................   44
Registration Statement.........................................................................   45
Other Policies and Contracts...................................................................   45
American Franklin's Management.................................................................   45
Principal Underwriter's Management.............................................................   48
Index to Financial Statements..................................................................   49

________________________________________________________________________________

This prospectus generally describes only the variable portion of the policy, except where the fixed account is specifically mentioned.

                                  DEFINITIONS

This is a glossary of certain terms used in this Prospectus:

Administrative Office-The address of the Administrative Office of American Franklin is Variable Universal Life Administration, P.O. Box 4880, Houston, Texas 77210-4880.

Age-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

American Franklin, We, Our-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder III(TM) individual flexible premium variable life insurance policies described in this Prospectus.

Face Amount-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

Fund(s)-Portfolio(s) of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, and MFS Variable Insurance Trust, which are all "series" type mutual funds. Each portfolio is referred to as a Fund, and collectively, as the Funds.

Guaranteed Interest Division-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

Insured Person-The person whose life is insured under a policy.

Policy Account-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

Policy anniversary-An anniversary of the Register Date of a policy while the policy is in effect.

Policy month-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

Policy Owner, You, Your-The person designated as Policy Owner on the Policy Information page of a policy.

Policy year-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

Register Date-The date we issue a policy or the date we receive a full initial premium payment, whichever is earlier.

Separate Account-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding Funds.

Target Premium-A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder III(TM) policy is shown on the Policy Information page of the policy.

                                     SUMMARY

This is a summary of some of the more important points that you should know and consider before purchasing the EquiBuilder III(TM) variable life insurance policy.

THE POLICY

The EquiBuilder III(TM) variable life insurance policy is an individual flexible premium variable life insurance policy issued by The American Franklin Life Insurance Company. Among other things, the policy:

(a) provides insurance protection on the life of the insured until the policy's maturity date.

(b) allows you to vary the amount and timing of the premiums you pay, within limits, and to change the amount of the death benefit payable under the policy, within specified guidelines.

(c) provides the opportunity for cash value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios (or Funds). However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d) permits you to borrow against the policy value, to make partial surrenders, or to surrender the policy completely. Loans and partial surrenders will affect the policy value and may affect the death benefit and termination of the policy.

In addition to providing life insurance, the policy provides a means of investing for long-term purposes. Tax deferral allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide account value among the Guaranteed Interest Division and sixteen variable investment divisions which invest in portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II, and MFS Variable Insurance Trust. We guarantee the principal and a minimum interest rate you will receive from the Guaranteed Interest Division. However, the value of what you allocate to the sixteen variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular Funds you select (and the deduction of charges). You will lose money on account value allocated to the variable investment divisions if performance is not sufficiently positive to cover the charges under the policy.

PAYMENT OF PREMIUMS

Although you select planned periodic premiums, you are not required to pay them. (The minimum initial premium and planned periodic premium depend on age, sex, and risk class of the insured, on the Face Amount of the policy, and on any supplemental benefit riders to the policy.) Within limits, you can vary the frequency and amount of premium payments and can skip planned periodic premiums. However, extra premiums may be required to prevent policy termination under certain circumstances.

FUNDING CHOICES

We deduct a sales expense charge and premium taxes (or a tax charge back if we issued your policy in Oregon) from each premium payment, and then we allocate the net premium among the variable investment divisions and the Guaranteed Interest Division according to your written instructions.

You may allocate each net premium (and your existing policy value) among variable investment divisions which invest in the following sixteen portfolios:

  *  Fidelity VIP Money Market
  *  Fidelity VIP High Income
  *  Fidelity VIP Equity-Income
  *  Fidelity VIP Growth
  *  Fidelity VIP Overseas
  *  Fidelity VIP Investment Grade Bond

  *  Fidelity VIP Asset Manager
  *  Fidelity VIP Index 500
  *  Fidelity VIP Asset Manager: Growth
  *  Fidelity VIP Contrafund
  *  MFS Emerging Growth Series
  *  MFS Research Series
  *  MFS Investors Trust Series
  *  MFS Total Return Series
  *  MFS Utilities Series
  *  MFS Capital Opportunities Series

You may also allocate each net premium (and your existing account value) to the Guaranteed Interest Division. We guarantee your Guaranteed Interest Division allocation will earn at least 4 1/2% interest per year.

CHARGES AND DEDUCTIONS

We deduct a 5% sales expense charge (up to the "target" premium) and applicable premium taxes (or a tax charge back if we issued your policy in Oregon) from each premium payment. Premium taxes vary by state, and are up to 5%.

We also make certain periodic deductions from your policy value. Each month, we deduct from your policy value:

(a)  the cost of insurance charge;

(b) the monthly administrative charge (currently $6, plus $24 per month for the first 12 policy months); and

(c)  any additional benefit charges.

Each day, we deduct a charge from the assets in the variable investment divisions for certain mortality and expense risks we bear under the policy. This charge is at an effective annual rate of 0.75% of those assets.

In addition, investment management fees and other expenses are deducted from each portfolio of the underlying funds. See the table that follows for a summary of these portfolio expenses.



                            Fund Annual Expenses(1)
                        (% of average daily net assets)

                                          OTHER       TOTAL FUND
                         MANAGEMENT      EXPENSES      EXPENSES
     FUND                   FEE
-------------------------------------------------------------------
 Fidelity VIP              0.18%           0.10%           0.28%(2)
 Money Market
-------------------------------------------------------------------
 Fidelity VIP              0.58%           0.13%           0.71%(3)
 High Income
-------------------------------------------------------------------
 Fidelity VIP              0.48%           0.10%           0.58%(3)
 Equity-Income
-------------------------------------------------------------------
 Fidelity VIP              0.58%           0.10%           0.68%(3)
 Growth
-------------------------------------------------------------------
 Fidelity VIP              0.73%           0.19%           0.92%(3)
 Overseas
-------------------------------------------------------------------
 Fidelity VIP              0.43%           0.11%           0.54%(3)
 Investment
 Grade Bond
-------------------------------------------------------------------
 Fidelity VIP              0.53%           0.11%           0.64%(3)
 Asset Manager
-------------------------------------------------------------------
 Fidelity VIP              0.24%           0.11%           0.35%(4)
 Index 500
-------------------------------------------------------------------
 Fidelity VIP              0.58%           0.15%           0.73%(3)
 Asset Manager:
 Growth
-------------------------------------------------------------------
 Fidelity VIP              0.58%           0.10%           0.68%(3)
 Contrafund
-------------------------------------------------------------------
 MFS Emerging              0.75%           0.12%           0.87%(5)
 Growth
-------------------------------------------------------------------
 MFS Research              0.75%           0.15%           0.90%(5)
-------------------------------------------------------------------
 MFS Investors             0.75%           0.15%           0.90%(5)
 Trust
-------------------------------------------------------------------
 MFS Total                 0.75%           0.14%           0.89%(5)
 Return
-------------------------------------------------------------------
 MFS Utilities             0.75%           0.18%           0.93%(5)
-------------------------------------------------------------------
 MFS Capital               0.75%           0.16%           0.91%(5)
 Opportunities
 (6)
-------------------------------------------------------------------
Actual expenses of a Fund may be greater or less than those shown.

(1) Fund Annual Expenses are those incurred for the year ended December 31, 2001.

(2) The annual operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.

(4) The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Fund's manager at any time. Including this reimbursement, the "Management Fee", "Other Expenses" and "Total Fund Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

(5) Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions and any applicable expense reimbursement, the total operating expenses would have been for MFS Emerging
Growth: 0.86%; for MFS Research: 0.89%; for MFS Investors Trust: 0.89%; for MFS Total Return: 0.88%; for MFS Utilities: 0.92%; and for MFS Capital
Opportunities: 0.90%.

(6) Management Fees, Other Expenses and Total Portfolio Operating Expenses would have been 0.75%, 0.21% and 0.96%, respectively, without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties.

We deduct a surrender charge on a full surrender of the policy during the first 10 policy years. The maximum surrender charge is 50% of one "target" premium as shown in your policy. The amount of the surrender charge varies depending on the policy year in which you surrender the policy and the amount of premium you have paid. The surrender charge is constant for the first six policy years, and then decreases annually to zero at the end of the 10th policy year.

We deduct a partial surrender charge if you reduce the Face Amount during the first 10 policy years. The partial surrender charge is a pro rata portion of the then-applicable surrender charge. We also charge the lesser of $25 or 2% of the partial surrender amount.

We impose an administrative charge for each Face Amount increase, equal to $1.50 for each $1,000 increase, up to $300. We also charge a transfer fee of up to $25 for each transfer in excess of four each policy year. We also may charge for illustrations you request.

TAXES

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. However, there is some uncertainty as to whether a policy issued on a substandard basis will satisfy the Internal Revenue Code definition of life insurance. Under certain circumstances, a policy could be treated as a modified endowment contract. See "Federal Tax Considerations" for a discussion of when withdrawals and loans from policy value could be subject to Federal income tax and penalty tax.

CASH BENEFITS

Your Policy Account is the sum of the amounts allocated to the variable investment divisions and the amount allocated to the Guaranteed Interest Division. The cash surrender value (the account value less any applicable surrender charges) may be substantially less than the premiums paid, especially in early policy years.

POLICY LOANS. You may take loans in the aggregate amount of up to 90% of the policy's cash surrender value. The minimum loan amount is usually $500. Policy loans reduce the amount available for allocations and transfers.

FULL SURRENDER. You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any outstanding loan and loan interest due.

PARTIAL SURRENDER. You generally may make a partial surrender of the policy at any time during the insured's life and after the policy has been in force one year, provided that the policy has sufficient net cash surrender value remaining.

DEATH BENEFIT

You must select one of two death benefit options under the policy:

Option A - the greater of the policy's Face Amount or a multiple of its Policy Account value on the date of death; or

Option B - the greater of (i) the policy's Face Amount plus its account value or
(ii) a multiple of its Policy Account value on the date of death.

Subject to certain limits, you may change the Face Amount and death benefit.

The policy's minimum Face Amount is $50,000.

TERMINATION

There is no minimum guaranteed Policy Account value. The policy value may decrease if the investment performance of the variable investment divisions (to which you have allocated Policy Account value) is not sufficiently positive to cover the charges deducted under the policy.

If the net cash surrender value becomes insufficient to cover the monthly deduction when due, the policy will terminate without value after a grace period, even if you pay all planned periodic premiums in full and on schedule. Additional premium payments will be necessary during the grace period to keep the policy in force.

OTHER INFORMATION

FREE LOOK. For a limited time after the policy's effective date, you may cancel the policy and receive a full refund.

SUPPLEMENTAL BENEFITS. Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each has its own requirements for eligibility, and generally has its own charge. Among the benefits currently available under the policy are:

(a) accelerated benefit settlement option rider;

(b) accidental death benefit rider;

(c) children's term insurance rider;

(d) additional insured term insurance rider; and

(e) disability waiver benefit rider.

Other supplemental benefits may also be available.

TRANSFERS. Within certain limits, you may transfer all or part of your policy value among the variable investment divisions and the Guaranteed Interest Division. We may charge for transfers in excess of four in a policy year. There are special limits on transfers from the Guaranteed Interest Division.

ILLUSTRATIONS. Sample illustrations of hypothetical death benefits and Policy Account values are in this prospectus. These may help you:

(a) understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b) compare the policy to other life insurance policies.

The illustrations also show the value of annual premiums accumulated with interest and demonstrate that the Policy Account value may be low (compared to the premiums plus accumulated interest) if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment.

FINANCIAL INFORMATION. Our financial statements, and financial statements for the variable investment divisions, begin on page VUL-2-1.

INQUIRIES

If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

Variable Universal Life Administration
P.O. Box 4880
Houston, TX 77210-4880



     THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

     NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the prospectuses for the Fidelity Variable Insurance Products Fund and the MFS Variable Insurance Trust carefully before investing.

 DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER III(TM) POLICIES

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     The Franklin Life Insurance Company ("The Franklin") is not the issuer of the policies offered by this Prospectus, however, it has certain indirect obligations in respect to those policies arising from The Franklin's undertakings to the issuer, American Franklin, as a reinsurer of portions of the death benefits provided under the policies.

     American Franklin is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name for American Franklin and its affiliates. The commitments under the policies are American Franklin's, and AIG has no legal obligation to back those commitments.

     American Franklin has announced that it intends to merge with American General Life Insurance Company ("American General Life"), subject to receipt of required approvals from the SEC and certain state insurance departments. American General Life is a stock life insurance company organized under the laws of Texas. American General Life is an affiliate of American Franklin and is also an indirect wholly-owned subsidiary of AIG. Following the merger, the Separate Account will be a separate account of American General Life and the commitments under the policies will be American General Life's. We expect the merger to occur by the end of 2002.

     American Franklin is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. American Franklin's membership in IMSA applies only to American Franklin and not its products. American General Life is also a member of IMSA.

                 THE FEATURES OF EQUIBUILDER III(TM) POLICIES

HOW EQUIBUILDER III(TM) POLICIES DIFFER FROM WHOLE LIFE INSURANCE

     We designed EquiBuilder III(TM) policies to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder III(TM) policies are different from traditional whole life insurance in that you are not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder III(TM) policies also provide for two different types of death benefit options, and you may change options. You generally have the ability to increase or decrease the Face Amount without purchasing a new policy. However, we may require evidence of insurability. In addition, you may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

     We will pay the death benefit (less any policy loan and loan interest and any overdue charges) to your beneficiary when the Insured Person dies. You may choose from two death benefit options: Option A and Option B. Option A pays the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B pays the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. The value of the benefit under Option B is variable and fluctuates with the amount in the Policy Account. Insurance under Option B costs more per month than under Option A. The value of the Policy Account and the net cash surrender value of the policy under Option B will be lower than under Option A, all other things being equal.

     Under both options, an alternate minimum death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option you selected. This benefit is a percentage multiple of the amount in your Policy Account. The percentage declines as the Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease proportionately for each full year.

                            TABLE OF DEATH BENEFITS
                        BASED ON POLICY ACCOUNT VALUES
   ------------------------------------------------------------------------
                                 MINIMUM DEATH BENEFIT AS PERCENTAGE
    INSURED PERSON'S AGE                OF THE POLICY ACCOUNT
   ------------------------------------------------------------------------
       40 or under                             250%
       45                                      215
       50                                      185
       55                                      150
       60                                      130
       65                                      120
       70                                      115
       75 to 90                                105
       95                                      100

     For example, if the Insured Person is 40 years old and the amount in the Policy Account is $100,000, the death benefit would be at least $250,000 (250% of $100,000).

     These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

     Under either Option A or Option B, the length of time a policy remains in force depends on the net cash surrender value of the policy. Because we deduct the charges that maintain the policy from the Policy Account, coverage will last as long as the net cash surrender value can cover these deductions. See "Additional Information about EquiBuilder III(TM) Policies-Lapse of the Policy," below. The investment experience (which may be either positive or negative) of any amounts in the variable investment divisions and the interest earned in the Guaranteed Interest Division affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

     If you prefer to have insurance coverage that varies with the investment experience of your Policy Account, you should choose Option B. The death benefit under Option B will always be at least the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest), whichever is greater. If you prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges, you should choose Option A.

POLICY ISSUANCE INFORMATION

     When you complete an application for a policy, it is submitted to us. We make the decision to issue a policy based on the information in the application and our standards for issuing insurance and classifying risks. If we decide not to issue a policy, we will refund any premium paid.

     We will not issue a new policy having a Face Amount that is less than $50,000, nor will we issue a policy for an Insured Person who is older than 75.

     No insurance under a policy will take effect: (a) until we deliver a policy and you pay the full initial premium while the Insured Person is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time you pay the premium.

     See "The Features of EquiBuilder III(TM) Policies-Flexible Premium Payments" and "Distribution of the Policies," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

     If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, we will pay you the Policy Account value net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER III(TM) POLICIES

     EquiBuilder III(TM) policies provide you flexibility to choose from a variety of strategies which enable you to increase or decrease your insurance protection.

     A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder III(TM) Policies-Changing the Face Amount of Insurance," below.

     A partial withdrawal of net cash surrender value reduces the Policy Account and death benefit and may reduce the policy's Face Amount, while providing a cash payment. It does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions - Withdrawing Money from the Policy Account," below.

     Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged. Under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder III(TM) Policies - Flexible Premium Payments," below.

     Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder III(TM) Policies - Changing the Face Amount of Insurance," below.

     Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder III(TM) Policies - Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

     Any time after the first policy year while a policy is in force, you may change your policy's Face Amount. You can do this by sending a written request to us. Any change will be subject to our approval and the following conditions:

     For increases in the Face Amount, we must have satisfactory evidence that the Insured Person is still insurable. Our current procedure if the Insured Person has become a more expensive risk is to ask you to confirm that you will pay higher cost of insurance charges on the amount of the increase.

     Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, we will assess a one-time administrative charge for each increase against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance, up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

     You may not reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. We will lower monthly charges against the Policy Account for the cost of insurance if you reduce the Face Amount. If you reduce the Face Amount during the first ten policy years, we will assess a pro rata share of the applicable surrender charge against the Policy Account. See "Deductions and Charges - Surrender Charge," below.

     We currently disapprove a requested decrease in the Face Amount if it would trigger the alternate death benefit requirement. (This is the federal tax law provision that can require us to pay as a death benefit a percentage multiple of the Policy Account.) Instead, we will ask you to make a partial withdrawal of net cash surrender value from the Policy Account, and then we decrease the Face Amount. See "The Features of EquiBuilder III(TM) Policies -Death Benefits," above.

     Currently, if you request a Face Amount decrease when you have previously increased the Face Amount, we will apply the decrease first against the most recent increase in the Face Amount. We will then apply decreases to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

     Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract" or may have other adverse tax consequences. See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

     Any time after the first policy year while a policy is in force, you may change the death benefit option by sending us a written request. If you change the death benefit from Option A to Option B, the Face Amount will go down by the amount in the Policy Account on the date of the change. We will not allow this change if it would reduce the Face Amount below the minimum we require to issue a policy at the time of the reduction. If you change the death benefit from Option B to Option A, the Face Amount of insurance will go up by the amount in the Policy Account on the date of the change. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based. See "Deductions and Charges - Charges Against the Policy Account - Cost of Insurance Charge," below.

     Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before changing the death benefit option.

     We will not require evidence of insurability for the increase in the Face Amount when you change from Option B to Option A, nor will we charge for this increase. We will not assess a surrender charge for the decrease in the Face Amount when you change from Option A to Option B.

WHEN FACE AMOUNT AND DEATH BENEFIT CHANGES GO INTO EFFECT

     Any change in the Face Amount or death benefit option of a policy is effective at the beginning of the policy month following the date we approve the request. After we approve the request, we will send you a written notice of the approval showing each change. You should attach this notice to your policy. We may also request that you return your policy to us so that we can make the appropriate changes.

     In some cases, we may not approve a change you request because it might disqualify the policy as life insurance under applicable federal tax law. We will send you a written notice of our decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

     You may choose the amount and frequency of your premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. You determine the planned premium, within limits we set when you apply for a policy. Planned premiums may not equal the amount of premiums that will keep your policy in effect. Planned premiums are generally the amount you decide you want to pay and you can change them at any time. If mandated under applicable law, we may be required to reject a premium payment.

     You must pay a minimum initial premium on or before the date on which we deliver the policy. The insurance will not go into effect until we receive this minimum initial premium. We determine the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits you select. Make the first premium payment by check or money order payable to "The American Franklin Life Insurance Company." Pay any additional premiums by check or money order payable to "The American Franklin Life Insurance Company" and send them to our Administrative Office.

     We will send you premium reminder notices based on your planned premium unless you request that we not do so in your application, or by writing to our Administrative Office. Nevertheless, you may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

     Generally, you may pay other premiums at any time and in any amount, as long as each payment is at least $100. (In some states, policies may have different minimum premium payments.) We may increase this minimum upon 90 days' written notice. We may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

     If you stop paying premiums temporarily or permanently, the policy will continue in effect until the net cash surrender value no longer covers the monthly charges against the Policy Account for the benefits selected. Planned premiums may not be sufficient to maintain a policy because of investment experience, policy changes or other factors.

     The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder III(TM) policies work. The tables show death benefits and Policy Account and cash surrender values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

     You may add additional benefits to your policy. We will assess a monthly charge against the Policy Account for each additional benefit, other than the Accelerated Benefit Settlement Option rider. You can cancel these benefits at any time. Your policy will have more details if you select any of these benefits. The following additional benefits are currently available:

     Disability Waiver Benefit. With this benefit, we waive monthly charges from the Policy Account if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, we will waive monthly charges for life as long as the disability continues. If the disability starts after that, we will waive monthly charges only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

     Accidental Death Benefit. We will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

     Children's Term Insurance. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. Coverage lasts only until the Insured Person reaches age 65 or the child reaches age 25, whichever happens first.

     Term Insurance on an Additional Insured Person. You may obtain term insurance for another person, such as the Insured Person's spouse. We will deduct a separate charge for each additional Insured Person.

     Accelerated Benefit Settlement Option Rider. This rider allows you to receive an accelerated benefit in the event the Insured Person becomes terminally ill or is confined to a nursing facility, as those terms are defined in the rider. In determining the accelerated benefit, we will adjust the death benefit to reflect the payment option you select, the Insured Person's sex and age, the length of time the policy has been in force, our current assumptions as to the Insured Person's life expectancy, interest rates, cost of insurance rates, and administrative charges, and a processing charge of not over $200.

     This rider is available with EquiBuilder III(TM) policies in those states where the rider has been approved. You can get information on approval of this rider in a particular state from us or from a registered representative authorized to sell the policies. There is no premium charge for this rider, and you may not add the rider after we have issued a policy. Receipt of an accelerated benefit may be subject to income tax. You should seek assistance from your personal tax advisor before electing a payment option under this rider.

                VARIABLE INVESTMENT DIVISION INVESTMENT CHOICES

     After we deduct certain amounts from each premium, we put the balance, called the "net premium," into the Policy Account established for each policy. We credit the net premium to the Policy Account as of the date we receive it, or, if later, the Register Date. We credit the net premium to the Policy Account before deducting any charges against the Policy Account due on that date. See "Deductions and Charges -Deductions from Premiums," below.

     We will invest the Policy Account in the VIP Money Market division until the fifteenth day after we issue the policy, or if that is not a business day, until the following business day. We will then allocate the Policy Account to the Guaranteed Interest Division or to one or more of the variable investment divisions, or both, according to your directions in the policy application. These instructions will apply to any subsequent premium until you provide us with new instructions. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

     We established the Separate Account on April 9, 1991 under the insurance law of the State of Illinois. It is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws.

     The Separate Account has a number of variable investment divisions, each of which invests in shares of a corresponding Fund of VIP and MFS. Currently, you may invest premium payments in variable investment divisions investing in the following Funds:

     Fidelity VIP Money Market              Fidelity VIP Asset Manager:  Growth
     Fidelity VIP High Income               Fidelity VIP Contrafund
     Fidelity VIP Equity-Income             MFS Emerging Growth Series
     Fidelity VIP Growth                    MFS Research Series
     Fidelity VIP Overseas                  MFS Investors Trust Series
     Fidelity VIP Investment Grade Bond     MFS Total Return Series

     Fidelity VIP Asset Manager             MFS Utilities Series
     Fidelity VIP Index 500                 MFS Capital Opportunities Series

THE FUNDS

     Each of the Funds is a portfolio of a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund. Currently, you may invest amounts in any combination of sixteen portfolios, each of which has different investment objectives, policies and risks.

     The Funds do not impose a sales charge or "load" for buying and selling their shares. The Separate Account buys and sells the Funds' shares at net asset value pursuant to agreements between us and the Funds.

     The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner - Voting Privileges" for information about measures that we will take to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

     You can find out more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their Prospectuses, which are attached to this Prospectus, and also their Statements of Additional Information. You should carefully read the Fund's Prospectuses before you select any Division. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or division, by itself, constitutes a balanced investment plan.

     Affiliates of the Funds compensate us for administering the Funds as variable funding options for the EquiBuilder III(TM) policies. Currently, Massachusetts Financial Services Company, the investment adviser for MFS, pays us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Fund of the MFS attributable to the EquiBuilder III(TM) policies and certain other variable contracts we issue. This fee will not be paid by the Funds, their shareholders or the Policy Owners.

     Affiliates of Fidelity Management & Research Company ("FMR"), the investment adviser for VIP, may compensate us or an affiliate for administrative, distribution, or other services relating to the Funds. Such compensation is generally based on assets of the Funds attributable to the EquiBuilder III(TM) policies and certain other variable contracts we issue. This compensation will not be paid by the Funds, their shareholders or the Policy Owners.

OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

     Under Illinois law, we own the assets of the Separate Account and we use them to support EquiBuilder III(TM) policies, other existing variable life policies and other variable life policies we may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. In addition to premiums from EquiBuilder III(TM) policies, we allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. We may also permit charges owed us to stay in the Separate Account. Thus, we may also participate proportionately in the Separate Account. These accumulated amounts belong to us and we may transfer them from the Separate Account to our General Account at any time.

                        ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the resulting balance in an investment option in accordance with any transfer request you make that reduces your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     .  change the underlying Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

     . operate Separate Account VUL-2 under the direction of a committee or discharge such a committee at any time;

     .  change our underwriting and premium class guidelines;

     . operate Separate Account VUL-2, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VUL-2 may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the policy that in our judgment are necessary or appropriate to ensure that the policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval.

                            DEDUCTIONS AND CHARGES

     We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the cost of providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the sales expense deduction and the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to cover such expenses.

DEDUCTIONS FROM PREMIUMS

     We will treat any payment we receive before the final policy date as a premium, unless a policy loan is outstanding and along with the payment we receive written instructions that it is a repayment of the policy loan. (See "Policy Account Transactions-Repaying the Loan," below.) The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. We deduct applicable taxes (or tax charge back if we issued your policy in Oregon), and a sales expense deduction (subject to limits) from all premiums. We place the balance of each premium (the "net premium") in the Policy Account.

     All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. We deduct the applicable tax from each premium payment. This is a tax to American Franklin, so you cannot deduct it on your income tax return. The amount of the tax will vary depending on where you live. Since the tax deduction is a percentage of your premium, the amount of the tax deduction will also vary with the amount of the premium. We will increase or decrease this deduction to reflect any changes in the applicable taxes. In addition, if you change your place of residence, we will change the deduction to match the new tax rate. You should notify us if you move.

     If you are a resident of Oregon at the time you purchase a policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these policies.

     We deduct a sales expense of 5% of each premium paid during any policy year until the total premiums for the policy year equal the Target Premium. (See "Definitions," above, and "Deductions and Charges - Surrender Charge," below, for more information on the Target Premium). We do not deduct a sales expense charge for premiums above a Target Premium that you pay during that policy year. During the next policy year, we will again deduct a sales expense charge of 5% until total premiums paid during that policy year equal the Target Premium. You can reduce aggregate sales expense deductions by concentrating premium payments in a few policy years so that the premiums paid in each of those years exceed a target premium. However, concentrating premium payments during a policy's early policy years, and in particular during the first policy year, may increase the contingent deferred sales charge if you surrender your policy or, in some instances, if you reduce your policy's Face Amount or let it lapse during the first ten policy years. See "Deductions and Charges - Surrender Charge," below. In addition, concentrating premium payments during the first seven policy years can increase the likelihood that a policy will be considered a modified endowment contract. See "Federal Tax Considerations," below.

     We deduct sales expenses to recover some expenses of distributing the EquiBuilder III(TM) policies. These expenses include agents' commissions and printing EquiBuilder III(TM) prospectuses and sales literature. We also recover sales expenses through a contingent deferred sales charge, which we impose if the policy is surrendered or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years. The amount of sales expense deductions and contingent deferred sales charges in any policy year might not equal the actual sales expenses in that year. See "Deductions and Charges -Surrender Charge," and "Distribution of the Policies," below.

CHARGES AGAINST THE POLICY ACCOUNT

     At the beginning of each policy month, we deduct the following charges from each Policy Account:

     ADMINISTRATIVE CHARGE. The current charge is $6 per month. We deduct this charge to cover the continuing costs of maintaining the EquiBuilder III(TM) policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. We may raise this charge to reflect higher costs, but we guarantee it will never be more than $12 per month.

     At the beginning of each of the first twelve policy months that a policy is in effect, we will also deduct an administrative charge of $24 per month. We use this charge to recover costs of issuing and placing the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

     COST OF INSURANCE CHARGE. The monthly cost of insurance is our current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month rises due to the requirements of federal tax law (see "The Features of EquiBuilder III(TM) Policies - Death Benefits," above), the amount at risk for the month will also rise.

     For this purpose we determine the amount of each Policy Account before deducting the cost of insurance charge, but after all other charges due on that date. The cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

     We base the cost of insurance rate on the Insured Person's sex, age and risk class and the Face Amount size of the policy at the time of the charge. We may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. We base the maximum charges on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages.

     In Montana and Massachusetts there will be no distinctions based on sex. Congress and various states legislatures have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. Employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder III(TM) policy in connection with an employment-related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, we will provide cost of insurance charges that do not distinguish between males and females.

                  ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR
                   MALE NON-TOBACCO (ROUNDED) PER $1,000 OR AMOUNT AT RISK

                    $50,000 - $199,999                 $200,000 AND OVER
                  FACE AMOUNT SIZE BAND              FACE AMOUNT SIZE BAND
               ----------------------------       -------------------------
ATTAINED        GUARANTEED          CURRENT        GUARANTEED        CURRENT
  AGE          MAXIMUM RATE          RATE         MAXIMUM RATE        RATE
--------       ------------         -------       ------------      --------
   5              $ .08             $ .08           $ .08           $ .08
  15                .11               .11             .11             .10
  25                .15               .10             .15             .10
  35                .18               .11             .18             .10
  45                .38               .20             .38             .17
  55                .88               .48             .88             .42
  65               2.14              1.16            2.14            1.05

     For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax (or tax charge back if we issued the policy in Oregon), the cost of insurance for the first month will be $10.90. This example reflects deduction of a 5% sales expense and the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($11 per $1,000).

     CHARGES FOR ADDITIONAL BENEFITS. We will deduct the cost of any additional benefits on a monthly basis. We may change these charges, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

     CHANGES IN MONTHLY CHARGES. We will make any changes in the cost of insurance, charges for additional benefits or administrative charges by class of Insured Person, and we will base them on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

     MORTALITY AND EXPENSE RISKS. We deduct a charge from the variable investment divisions for assuming mortality and expense risks. The mortality risk that we assume is that Insured Persons will live for shorter periods than estimated. When this happens, we have to pay a larger death benefit than expected in relation to the cost of insurance charges we received. The expense risk we assume is that the cost of issuing and administering policies will be greater than we expected. We assess a daily charge for mortality and expense risks at an effective annual rate of 0.75% of the value of the assets in the Separate Account attributable to EquiBuilder III(TM) policies. This charge affects the unit values for the variable investment divisions. See "Policy Account Value - Determination of Unit Value", below.

     We may profit from this charge and may use such profits for any lawful purpose including paying distribution expenses.

     TAX RESERVE. We reserve the right to assess a charge for taxes or to build reserves set aside for taxes. This will reduce the investment income of the variable investment divisions. See "Federal Tax Considerations," below.

     CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge. See "Summary--Charges and Deductions."

     See the Prospectuses and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to FMR, MFS and affiliated companies.

SURRENDER CHARGE

     If you totally surrender your policy or, in some instances, if you reduce the Face Amount of your policy or let it lapse during the first ten policy years, we assess a surrender charge to recover sales expenses. The amount of the surrender charge will vary depending on the policy year in which you surrender your policy and the amount of premium you have paid. We will not assess any surrender charge after the tenth policy year.

     We base surrender charges on Target Premiums. Target Premiums are not the same thing as the "planned" premium you determine. See "The Features Of EquiBuilder III(TM) Policies -Flexible Premium Payments." We base Target Premiums on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits. Paying the Target Premium does not guarantee that the policy will remain in effect.

     Your Policy Information page shows the maximum surrender charge, which will equal 50% of one Target Premium. This maximum will not vary with the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge will decrease by 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

     Subject to the maximum surrender charge, we calculate the surrender charge based on actual premium payments. The surrender charge equals 25% of premium payments you make during the first policy year up to the amount of one Target Premium and 9% of any additional premiums you pay during the first ten policy years, but not more than 50% of one Target Premium.

     Paying less than one Target Premium in the first policy year will reduce the surrender charge only if you do not pay more than approximately five Target Premiums before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk).

Assume a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year.


DURING YEAR      PREMIUM          CHARGE         PREMIUM         CHARGE         PREMIUM         CHARGE
  1               $3000          $ 635           $2280          $ 570           $1140          $ 285
  2                3000            905            2280            775            3420            593
  3                3000           1140            2280            980            2280            790
  4                3000           1140            2280           1140            2280           1003
  5                3000           1140            2280           1140            2280           1140
  6                3000           1140            2280           1140            2280           1140
  7                3000            912            2280            912            2280            912
  8                3000            684            2280            684            2280            684
  9                3000            456            2280            456            2280            456
 10                3000            228            2280            228            2280            228

     We reduce the maximum surrender charge by the amount of any pro rata surrender charge we previously imposed in connection with a decrease in the Face Amount.

     During the first ten policy years, we will treat a decrease in the Face Amount of a policy as a partial surrender, and we will deduct a portion of the surrender charge. If the Face Amount of a policy increases and then decreases, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount when we issue the policy). Generally, we determine the pro rata surrender charge for a partial surrender by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge that would apply to a total surrender.

     For example, assume that we issue a policy for a male age 40 with a Face Amount of $200,000. In the third policy year, you decide to decrease this Face Amount by $100,000. Assume also that you paid an annual premium of $3,000 for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

     Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 / $200,000 = .5)

     Then multiply this fraction by the surrender charge in effect before the decrease.
                Pro rata surrender charge = .5 x $1,140 = $570.

     Thus, you would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge you might pay in the future would be reduced proportionately. We would send you a new Policy Information page that shows the new maximum charges. You will pay the maximum only if you surrender the policy or let the policy lapse after you pay enough premiums to reach the maximum.

OTHER TRANSACTION CHARGES

     In addition to the deductions and charges described above, we charge the following fees for certain policy transactions against the Policy Account:

     PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender. See "Policy Account
Transactions - Withdrawing Money from the Policy Account," below.

     INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder III(TM) Policies - Changes in EquiBuilder III(TM) Policies," above.

     TRANSFERS. If you make more than four transfers of Policy Account value in a policy year among variable investment divisions, we will charge up to $25 for each additional transfer in that policy year. However, if you transfer all of the assets to the Guaranteed Interest Division, we will not impose any transfer charge. See "Policy Account Transactions - Transfers of Policy Account Value Among Investment Divisions," below. We will consider a request for transfer involving the simultaneous transfer of funds from or to more than one investment division to be one transfer.

     ILLUSTRATIONS. If, after a policy is issued, you request more than one illustration of projected death benefits and Policy Account and cash surrender values in a policy year, we may charge a fee. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

     We guarantee that the fees for partial withdrawals, increases in Face Amounts and for transfers will never exceed the amounts that we set out above. See also "Deductions and Charges - Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

     Generally, we allocate monthly charges or certain transaction fees among the variable investment divisions and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages you specify in your application, or in accordance with your subsequent instructions. However, we generally make deductions for the first policy month from the VIP Money Market division. See "Variable Investment Division Investment Choices."

     Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. You may change deduction allocation percentages by giving us instructions. Changes will be effective as of the date we receive them.

     We will subtract charges for partial withdrawals of net cash surrender value and transfers of Policy Account values equally among the divisions from which the transactions were made. If we cannot make the charge this way, we will make it based on the proportion of the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the variable investment divisions, to the total unloaned value of the Policy Account.

                             POLICY ACCOUNT VALUE

     The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the variable investment divisions. The amount in a Policy Account also reflects various deductions and charges. We deduct monthly charges on the first day of each policy month. We deduct transaction charges or surrender charges on the effective date of the transaction.

     Charges against the Separate Account are reflected daily. Any amount you allocate to a variable investment division will increase or decrease depending on the investment experience of that division, and there is no guaranteed minimum cash value. We guarantee the value of amounts in a Policy Account you allocate to the Guaranteed Interest Division, and interest credited to those amounts. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE VARIABLE INVESTMENT DIVISIONS

     We use amounts you allocate, transfer or add to the variable investment divisions to purchase units representing undivided interests in the various divisions. The value of the units we credit to the Policy Account for a division represents the amount in that division. We calculate the number of units purchased or redeemed in a variable investment division by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the effective date of the transaction. (See "Policy Account Transactions" and "The Guaranteed Interest Division - Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions.)

     The number of units changes only when you purchase or redeem them, but the value of a unit will change with the investment performance of the corresponding Fund. The value of a unit also reflects charges we assess against the Separate Account. On any given day, the value your Policy Account has in a variable investment division is the unit value times the number of units you have in that division. The units of each variable investment division have different unit values.

     You purchase units of a variable investment division when you allocate premiums, repay loans or transfer amounts to that division. You redeem or sell units when you make withdrawals or transfer amounts from a variable investment division (including transfers for loans) or when we pay a death benefit when the Insured Person dies. We also redeem units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

     We determine unit values for each variable investment division at the end of each business day. Generally, a business day is any day we are open and the New York Stock Exchange is open for trading. We will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

     The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day equals the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

     We determine a net investment factor for each variable investment division every business day as follows:

     . First, we determine the value of the shares belonging to the division in the corresponding Fund at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, we use the share value reported to us by the Fund;

     . Next, we add any dividends or capital gains distributions paid for the corresponding Fund on that day;

     . Then, we divide this sum by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

     . Then, we subtract a daily mortality and expense risk charge for each calendar day between business days. (For example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is 0.00002063, which is an effective annual rate of 0.75%; and

     . Finally, we subtract any daily charge for taxes or amounts set aside as a reserve for taxes.

     Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                          POLICY ACCOUNT TRANSACTIONS

     The transactions we describe below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting Policy Account transactions. See "The Features of EquiBuilder III(TM) Policies - Changes in EquiBuilder III(TM) Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

     If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your American Franklin representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the Insured Person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request, if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-528-2011.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

     You may change the allocation percentages of your net premiums or your monthly deductions by giving instructions to us. These changes will go into effect as of the date we receive the request, and they will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

     You may transfer amounts from any variable investment division to any other variable investment division or to the Guaranteed Interest Division. You may make up to four transfers of Policy Account value among variable investment divisions in each policy year without charge. Depending on the overall cost of performing these transactions, we may charge up to $25 for each additional transfer, except that we will impose no charge for a transfer of all amounts in the variable investment divisions to the Guaranteed Interest Division. To make a transfer, give us instructions at our Administrative Office.

     If there is a charge for making a transfer, we will allocate the charge as described under "Deductions And Charges - Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

     A transfer from a variable investment division will take effect as of the business day we receive instructions to make the transfer. The minimum amount we will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one variable investment division or be transferred to any one variable investment division as long as the total amount transferred that day equals or exceeds the minimum. However, we will transfer the entire amount in any variable investment division even if it is less than the minimum specified in a policy. Note that we will allocate future premiums and deductions to variable investment divisions or the Guaranteed Interest Division in accordance with existing allocations unless you also instruct us to change them.

     The policies are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy Owners.

     Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division - Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

     At any time that a policy has a net cash surrender value, you may borrow money from us using only your policy as security for the loan. The maximum aggregate amount that we will loan is 90% of the cash surrender value of the policy on the business day we receive the request for a loan. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that we expect will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

     Send requests for loans to us. You may specify how much of the loan should be taken from the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the variable investment divisions. If you request a loan from a variable investment division, we will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. We determine the amounts in each division as of the day we receive the request for a loan.

     If you do not specify how to allocate a loan, we will allocate it according to your deduction allocation percentages. If we cannot allocate it based on these percentages, we will allocate it based on the proportions of the unloaned amount, if any, of your Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each variable investment division to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

     Interest on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. We will notify you of the current rate when you request a loan. We determine loan rates as follows:

     The maximum rate is the greater of:

     .  5 1/2%; or

     . the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

     If this average is no longer published, we will use any successor or the average established by the insurance supervisory official of the jurisdiction in which we delivered the policy.

     We will not charge more than the maximum rate permitted by applicable law. We may also set a rate lower than the maximum.

     Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. We will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

     Interest is due on each policy anniversary. If you do not pay interest when it is due, we will add it to the outstanding loan and allocate it based on the deduction allocation percentages for the Policy Account then in effect. This means that we make an additional loan to pay the interest, and transfer amounts from the variable investment divisions and the unloaned portion of the Guaranteed Interest Division to make the loan. If we cannot allocate the interest based on these percentages, we will allocate it as described above for allocating the loan.

REPAYING THE LOAN

     You may repay all or part of a policy loan at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, we will apply all amounts we receive in respect to that policy as a premium unless you include with the payment written instructions that we should apply it to repayment of the policy loan.

     We will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if you borrowed $500 from the Guaranteed Interest Division and $500 from the VIP Equity - Income Division, we will not allocate repayments to the VIP Equity - Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After you have repaid this amount, you may specify how we should allocate subsequent repayments. If you do not give us instructions, we will allocate repayments based on current premium allocation percentages at the time you make the repayment.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

     A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if you repay it. When we make a loan against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the variable investment divisions or in the unloaned portion of the Guaranteed Interest Division.

     We expect the interest rate credited to loaned amounts in the Guaranteed Interest Division to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. The interest rate for loaned amounts in all years in the Guaranteed Interest Division will never be less than 4 1/2. Currently, (1) for the first ten policy years, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, and (2) after the tenth policy year, (a) the interest rate applied to Preferred Loan amounts (as defined in the following paragraph) in the Guaranteed Interest Division will be equal to the interest rate charged on the loan, minus any charge for taxes or reserves for taxes and (b) the interest rate for other loaned amounts in the Guaranteed Interest Division the Guaranteed Interest Division.

     "Preferred Loans" are policy loans made after the tenth policy year which do not in the aggregate exceed a specified percentage of the cash surrender value. The following table shows the maximum amount eligible for Preferred Loan status for the applicable policy year:


                                    MAXIMUM AGGREGATE AMOUNT ELIGIBLE FOR
                                PREFERRED LOAN STATUS AS A PERCENTAGE OF THE
        POLICY YEAR                          CASH SURRENDER VALUE
        -----------                          --------------------
            11                                        10%
            12                                        20%
            13                                        30%
            14                                        40%
            15                                        50%
            16                                        60%
            17                                        70%
            18                                        80%
            19 and thereafter                         90%

     The percentage limits set forth in the table above are cumulative (not per policy year) limits, and are also subject to the overall maximum aggregate amount that will be loaned, which is 90% of the cash surrender value of the policy.

     The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the variable investment divisions and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division.

     A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because you cannot use the loaned amount to cover monthly charges against the Policy Account. This may have negative tax consequences. If the monthly charges exceed the net cash surrender value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the cash surrender value, you may have to pay additional premium payments to keep the policy in force if you borrowed the maximum amount. For more information about these provisions, see "Additional Information About EquiBuilder III(TM) Policies - Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

     After a policy has been in effect for a year, you may request a partial withdrawal of the net cash surrender value by sending us a written request. The withdrawal and any reductions in Face Amount and net cash surrender value will be effective as of the business day we receive the request for them. Any withdrawal is subject to certain conditions. It must:

     .  Be at least $500;

     . Not cause the death benefit or face amount to fall below the minimum for which we would issue the policy at the time (see "Policy Account Transactions -Withdrawing Money from the Policy Account," below); and

     . Not cause the policy to fail to qualify as life insurance under applicable law.

     You may specify how much of the withdrawal you want taken from each investment division. If you do not give us instructions, we will make the withdrawal on the basis of the then-current deduction allocation percentages. If we cannot withdraw the amount based on your directions or on the deduction allocation percentages, we will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the variable investment divisions to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account were in the Guaranteed Interest Division and 50% were in the VIP Money Market Division and you wanted to withdraw $1,000, we would take $500 from each division.

     When you make a partial withdrawal of net cash surrender value, we assess a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, against the Policy Account. We will allocate this charge equally among the divisions from which the withdrawal was made. If we cannot allocate the charge in this manner, we will allocate it as described under "Deductions And Charges - Allocation of Policy Account Charges," above.

     A partial withdrawal of net cash surrender value reduces the amount in the Policy Account. It also reduces the cash surrender value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder III(TM) Policies - Death Benefits," above.

     If you have death benefit Option A, we will also reduce the Face Amount of the policy so there will be no change in the amount at risk. We will not deduct any pro rata surrender charge in connection with a reduction in Face Amount we make in connection with a partial withdrawal of net cash surrender value. We will send you an endorsement to reflect this change. We may ask you to return the policy to us so that we can make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. See "Federal Tax Considerations," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if your need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

     During the first ten policy years, the cash surrender value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges - Surrender Charge," above. After ten policy years, the cash surrender value and Policy Account are the same. Especially during the initial policy years, the applicable surrender charge may be a substantial portion of the premiums paid.

     You may surrender a policy for its net cash surrender value at any time while the Insured Person is living. You can do this by sending to us the policy and a written request in a form satisfactory to us. The net cash surrender value of the policy equals the cash surrender value minus any outstanding loan and loan interest. We will compute the net cash surrender value as of the business day we receive a request for surrender and the policy, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations," below, for the tax consequences of a surrender.

                       THE GUARANTEED INTEREST DIVISION

     You may allocate some or all of your Policy Account to the Guaranteed Interest Division, which is part of our General Account and pays interest at a declared rate guaranteed by us for each policy year. We also guarantee the principal, after charges. The General Account supports our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Division under the Securities Act of 1933, and we have registered neither the Guaranteed Interest Division nor the General Account as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws which require statements in a prospectus to be accurate and complete.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     You may accumulate amounts in the Guaranteed Interest Division by:

     .  Allocating net premiums and loan repayments;

     .  Transferring amounts from the variable investment divisions; or

     . Earning interest on amounts already allocated to the Guaranteed Interest Division.

     The amount in the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments and transfers you have allocated to that division and earned interest, plus amounts securing any outstanding policy loans. This amount is reduced by amounts you transfer or withdraw from and charges you allocate to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

     We pay a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, we declare the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. We pay different rates on unloaned and loaned amounts in the Guaranteed Interest

Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4 1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

     At the end of each policy month, we will credit interest to amounts in the Guaranteed Interest Division in the following way:

     . We credit amounts in the Guaranteed Interest Division during the entire policy month with interest from the beginning to the end of the month;

     . We credit amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments with interest from the date we receive them, except for the initial net premium payment;

     . We credit amounts you transfer to the Guaranteed Interest Division with interest from the date of the transfer to the end of the month; and

     . We credit amounts charged against or withdrawn from the Guaranteed Interest Division with interest from the beginning of the policy month to the date of the charge or withdrawal.

     We allocate interest credited to any loaned amounts in the Guaranteed Interest Division to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

     You may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the variable investment divisions. We will make the transfer as of the date we receive a written request for it, but we will only process a transfer out of the Guaranteed Investment Division if we receive it within 30 days after a policy anniversary. The maximum amount that you may transfer is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when we issued it. The smallest amount that you may transfer is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

           ADDITIONAL INFORMATION ABOUT EQUIBUILDER III(TM) POLICIES

RIGHT TO EXAMINE

     You have a right to examine your policy. If for any reason you are not satisfied with it, you may cancel the policy within the time limits described below by sending it to us with a written request to cancel.

     A request to cancel the policy must be postmarked no later than the latest of the following two dates:

     .  10 days after you receive your policy; or

     .  45 days after you sign Part 1 of the policy application.

     If you cancel the policy, we will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the greater of (1) the premiums paid or (2) the Policy Account value plus any amount deducted from the premiums paid prior to allocation to the Policy Account. Insurance coverage ends when you send a request for cancellation.

LAPSE OF THE POLICY

     If the net cash surrender value is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the cash surrender value, we will start procedures to terminate the policy. We will notify you and any assignee shown on our records in writing that the net cash surrender value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the cash surrender value of the policy. In either case, we will notify you and give you a grace period of 61 days to pay an additional premium to prevent lapse of the policy, and that you must pay a specified amount of premium that will cover estimated monthly charges for three months, to avoid lapse of the policy.

     If we receive at least the specified amount before the end of the grace period, we will use the payment to satisfy the overdue charges. We will place any remaining balance in the Policy Account, and will allocate it in the same manner as previous premium payments. We will apply a payment of less than the specified amount we receive before the end of the grace period to overdue charges. This will not prevent lapse of the policy.

     If we do not receive at least the specified payment within the 61 days, the policy will lapse without value. We will withdraw any amount left in the Policy Account and apply this amount to the charges owed us, including any applicable surrender charge.

     If the Insured Person dies during the grace period, we will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT OF THE POLICY

     You may reinstate your policy within three years after it lapses if:

     .  You provide evidence that the Insured person is still insurable; and

     . You send us a premium payment sufficient to keep the policy in force for three months after the date it is reinstated.

     The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date we approve the reinstatement application. Upon reinstatement, we will reduce the maximum surrender charge for the policy by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, we will deem the policy to have been in effect since the original Register Date. We will not reinstate previous loans.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

     We measure policy years, policy months and policy anniversaries from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, we are open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

     The Register Date is the earlier of the issue date or the date of payment. The date of payment will normally be the day we receive a check for the full initial premium. The issue date, shown on the Policy Information page of each policy, is the date we actually issue a policy, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the issue date, as is the suicide exclusion.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     We will put the initial net premium in the Policy Account as of the date of payment. We will allocate it to the VIP Money Market division of the Separate Account, regardless of your premium allocation percentages, until the first business day 15 days after the issue date. We will allocate any other net premium we receive during that period to the VIP Money Market division. On the first business day 15 days after the issue date, we will reallocate the amount in the Policy Account in accordance with your premium allocation percentages. We first assess charges and deductions under the policy as of the Register Date. See "The Features of EquiBuilder III(TM) Policies - Death Benefits," above, regarding the commencement of insurance coverage.

     The final policy date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

     Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                          FEDERAL TAX CONSIDERATIONS

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

GENERAL

     The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract," as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS

     The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

OTHER EFFECTS OF POLICY CHANGES

     Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

RIDER BENEFITS

     The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT

     As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT

     If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY LAPSES AND REINSTATEMENTS

     Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

DIVERSIFICATION

     Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. The Separate Account, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within the Separate Account may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that American Franklin, and not the owner of a Policy, would be considered the owner of the assets of the Separate Account.

ESTATE AND GENERATION SKIPPING TAXES

     If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless

Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000; in 2002 indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

LIFE INSURANCE IN SPLIT DOLLAR ARRANGEMENTS

     The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P.S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P.S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of IRS Notice 2002-8 and any subsequent guidance that is released.

PENSION AND PROFIT-SHARING PLANS

     If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P.S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

OTHER EMPLOYEE BENEFIT PROGRAMS

     Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

ERISA

     Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

OUR TAXES

     We report the operations of the Separate Account in our federal income tax return, but we currently pay no income tax on the Separate Account's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to the Separate Account or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to American Franklin taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to American Franklin.

WHEN WE WITHHOLD INCOME TAXES

     Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

TAX CHANGES

     The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. Congress passed tax legislation on May 26, 2001 which modified the existing estate tax law. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

  ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT AND CASH SURRENDER VALUES,
                           AND ACCUMULATED PREMIUMS

     We intend for the tables below to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and cash surrender values ("policy benefits") could vary over an extended period of time if the variable investment divisions had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual variable investment divisions. The tables are for male non-tobacco users. We assume that planned premium payments are paid at the beginning of each policy year. The difference between the Policy Account and the cash surrender value in the first ten years is the surrender charge.

     The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges - Deductions from the Policy Account -Cost of Insurance Charge" and "Deductions and Charges - Charges Against the Separate Account," above) and at the maximum rates we guarantee in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the variable investment divisions. This charge includes a 0.75% annual charge against the variable investment divisions for mortality and expense risks, and a charge for the effect on each division's investment experience of the charges to the Funds' assets for management (0.59% of aggregate average daily net assets is assumed) and direct expenses of the Funds (0.13% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.47%, on 4% it would be 2.53%, on 8% it would be 6.53% and on 12% it would be 10.53%. Management fees and direct expenses of the Funds vary by Fund and may vary from year to year. The charges to the Funds' assets for management and direct expenses are based on the average of the expense ratios of each of the Funds for the last fiscal year and take into account current expense reimbursement arrangements.

     FMR has voluntarily agreed to use a portion of the brokerage commissions paid by certain Funds to reduce their total expenses. In addition, certain Fidelity Funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Each MFS Fund has an expense offset arrangement which reduces the Fund's custodian fee, and the investment adviser has agreed to bear expenses for MFS Capital Opportunities such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a Fund's yield.

     The tables reflect a deduction from each premium for taxes (or a tax charge back if we issued the policy in Oregon) (a 2% deduction is assumed) and a sales expense deduction of 5% of each premium paid during any policy year until total premiums for that policy year equal the Target Premium. There are tables for both Death Benefit Option A and Death Benefit Option B and we illustrate each option using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, we assume deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy in each of the first 12 policy months. The tables reflect the fact that we currently do not deduct anything for federal or state income taxes. If we deduct charges for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

     The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its cash surrender value, that cash surrender value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time will be high.

     At the request of an applicant for a policy, we will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance we will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If you request illustrations more than once in any policy year, we may assess a charge.

                        TABLE OF CONTENTS FOR ILLUSTRATIONS
                        -----------------------------------

INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                                     PREMIUM              PAGE

Age 40, Option A - Current Charges                    $3,000               35
Age 40, Option A - Guaranteed Charges                 $3,000               35
Age 40, Option B - Current Charges                    $3,000               36
Age 40, Option B - Guaranteed Charges                 $3,000               36

INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                                     PREMIUM              PAGE

Age 40, Option A - Current Charges                    $1,500               37
Age 40, Option A - Guaranteed Charges                 $1,500               37
Age 40, Option B - Current Charges                    $1,500               38
Age 40, Option B - Guaranteed Charges                 $1,500               38

                                   EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $200,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $3,000
    DEATH BENEFIT OPTION A                            ASSUMING CURRENT CHARGES


                           Insurance Benefit(2)                     Policy Account(2)               Cash Surrender Value(1)
Last Day               Assuming Hypothetical Gross             Assuming Hypothetical Gross        Assuming Hypothetical Gross
  Of                   Annual Investment Return of             Annual Investment Return of        Annual Investment Return of
Policy  Accumulated
 Year    Premium(1)    0%       4%       8%      12%        0%      4%       8%      12%         0%      4%      8%      12%
  1        3,150    200,000  200,000  200,000  200,000     2,147   2,246    2,346    2,445      1,512   1,612   1,711    1,810
  2        6,458    200,000  200,000  200,000  200,000     4,526   4,819    5,120    5,430      3,622   3,914   4,215    4,525
  3        9,930    200,000  200,000  200,000  200,000     6,850   7,436    8,055    8,707      5,710   6,296   6,915    7,567
  4       13,577    200,000  200,000  200,000  200,000     9,118  10,098   11,161   12,310      7,978   8,958  10,021   11,170
  5       17,406    200,000  200,000  200,000  200,000    11,331  12,807   14,449   16,272     10,191  11,667  13,309   15,132
  6       21,426    200,000  200,000  200,000  200,000    13,491  15,565   17,933   20,635     12,351  14,425  16,793   19,495
  7       25,647    200,000  200,000  200,000  200,000    15,571  18,345   21,600   25,414     14,659  17,433  20,688   24,502
  8       30,080    200,000  200,000  200,000  200,000    17,575  21,151   25,464   30,658     16,891  20,467  24,780   29,974
  9       34,734    200,000  200,000  200,000  200,000    19,505  23,986   29,542   36,420     19,049  23,530  29,086   35,964
  10      39,620    200,000  200,000  200,000  200,000    21,360  26,850   33,849   42,760     21,132  26,622  33,621   42,532
  11      44,751    200,000  200,000  200,000  200,000    23,144  29,747   38,403   49,743     23,144  29,747  38,403   49,743
  12      50,139    200,000  200,000  200,000  200,000    24,883  32,703   43,249   57,467     24,883  32,703  43,249   57,467
  13      55,796    200,000  200,000  200,000  200,000    26,546  35,690   48,378   65,987     26,546  35,690  48,378   65,987
  14      61,736    200,000  200,000  200,000  200,000    28,137  38,712   53,814   75,399     28,137  38,712  53,814   75,399
  15      67,972    200,000  200,000  200,000  200,000    29,655  41,771   59,582   85,806     29,655  41,771  59,582   85,806
  16      74,521    200,000  200,000  200,000  200,000    31,097  44,864   65,703   97,320     31,097  44,864  65,703   97,320
  17      81,937    200,000  200,000  200,000  200,000    32,425  47,958   72,175  110,049     32,425  47,958  72,175  110,049
  18      88,617    200,000  200,000  200,000  200,000    33,660  51,074   79,047  124,156     33,660  51,074  79,047  124,156
  19      96,198    200,000  200,000  200,000  200,000    34,796  54,208   86,346  139,804     34,796  54,208  86,346  139,804
  20     104,158    200,000  200,000  200,000  210,602    35,823  57,355   94,106  157,166     35,823  57,355  94,106  157,166
  25     150,340    200,000  200,000  200,000  335,205    38,994  73,072  141,258  274,758     38,994  73,072 141,258  274,758

                                   EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $200,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $3,000
    DEATH BENEFIT OPTION A                          ASSUMING GUARANTEED CHARGES

                             Insurance Benefit(2)              Policy Account(2)                  Cash Surrender Value(2)
Last Day                 Assuming Hypothetical Gross        Assuming Hypothetical Gross          Assuming Hypothetical Gross
  Of                     Annual Investment Return of        Annual Investment Return of          Annual Investment Return of
Policy  Accumulated
 Year   Premiums(1)    0%       4%       8%       12%        0%      4%      8%        12%        0%        4%   8%        12%

  1        3,150    200,000  200,000  200,000  200,000     2,147   2,246    2,346    2,445      1,512   1,612   1,711    1,810
  2        6,458    200,000  200,000  200,000  200,000     4,119   4,404    4,696    4,997      3,215   3,499   3,791    4,092
  3        9,930    200,000  200,000  200,000  200,000     6,015   6,568    7,152    7,770      4,875   5,428   6,012    6,630
  4       13,577    200,000  200,000  200,000  200,000     7,831   8,735    9,717   10,784      6,691   7,595   8,577    9,644
  5       17,406    200,000  200,000  200,000  200,000     9,566  10,904   12,398   14,065      8,426   9,764  11,258   12,925
  6       21,426    200,000  200,000  200,000  200,000    11,216  13,069   15,197   17,637     10,076  11,929  14,057   16,497
  7       25,647    200,000  200,000  200,000  200,000    12,780  15,229   18,123   21,533     11,868  14,317  17,211   20,621
  8       30,080    200,000  200,000  200,000  200,000    14,256  17,381   21,180   25,787     13,572  16,697  20,496   25,103
  9       34,734    200,000  200,000  200,000  200,000    15,639  19,521   24,376   30,436     15,183  19,065  23,920   29,980
  10      39,620    200,000  200,000  200,000  200,000    16,924  21,642   27,717   35,522     16,696  21,414  27,489   35,294
  11      44,751    200,000  200,000  200,000  200,000    18,108  23,742   31,210   41,093     18,108  23,742  31,210   41,093
  12      50,139    200,000  200,000  200,000  200,000    19,178  25,804   34,855   47,196     19,178  25,804  34,855   47,196
  13      55,796    200,000  200,000  200,000  200,000    20,119  27,818   38,653   53,886     20,119  27,818  38,653   53,886
  14      61,736    200,000  200,000  200,000  200,000    20,922  29,769   42,609   61,228     20,922  29,769  42,609   61,228
  15      67,972    200,000  200,000  200,000  200,000    21,568  31,640   46,723   69,291     21,568  31,640  46,723   69,291
  16      74,521    200,000  200,000  200,000  200,000    22,048  33,422   51,004   78,168     22,048  33,422  51,004   78,168
  17      81,937    200,000  200,000  200,000  200,000    22,351  35,101   55,462   87,960     22,351  35,101  55,462   87,960
  18      88,617    200,000  200,000  200,000  200,000    22,470  36,669   60,113   98,791     22,470  36,669  60,113   98,791
  19      96,198    200,000  200,000  200,000  200,000    22,392  38,114   64,972  110,802     22,392  38,114  64,972  110,802
  20     104,158    200,000  200,000  200,000  200,000    22,105  39,422   70,057  124,157     22,105  39,422  70,057  124,157
  25     150,340    200,000  200,000  200,000  264,517    16,451  42,850   99,381  216,817     16,451  42,850  99,381  216,817

(1)Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $200,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $3,000
     DEATH BENEFIT OPTION B                           ASSUMING CURRENT CHARGES


                             Insurance Benefit(2)                       Policy Account(2)              Cash Surrender Value(2)
Last Day                   Assuming Hypothetical Gross              Assuming Hypothetical Gross      Assuming Hypothetical Gross
  Of                       Annual Investment Return of              Annual Investment Return of      Annual Investment Return of
Policy  Accumulated
 Year    Premiums (1)   0%        4%        8%        12%        0%       4%       8%      12%      0%       4%       8%       12%
  1          3,150   202,144   202,243   202,342   202,441     2,144    2,243    2,342    2,441    1,509    1,608    1,707    1,806
  2          6,458   204,516   204,808   205,108   205,416     4,516    4,808    5,108    5,416    3,611    3,903    4,203    4,512
  3          9,930   206,827   207,411   208,028   208,677     6,827    7,411    8,028    8,677    5,687    6,271    6,888    7,537
  4         13,577   209,079   210,054   211,111   212,254     9,079   10,054   11,111   12,254    7,939    8,914    9,971   11,114
  5         17,406   211,269   212,736   214,367   216,178    11,269   12,736   14,367   16,178   10,129   11,596   13,227   15,038
  6         21,426   213,402   215,459   217,808   220,488    13,402   15,459   17,808   20,488   12,262   14,319   16,668   19,348
  7         25,647   215,446   218,192   221,415   225,190    15,446   18,192   21,415   25,190   14,534   17,280   20,503   24,278
  8         30,080   217,404   220,937   225,198   230,328    17,404   20,937   25,198   30,328   16,720   20,253   24,514   29,644
  9         34,734   219,278   223,696   229,171   235,948    19,278   23,696   29,171   35,948   18,822   23,240   28,715   35,492
  10        39,620   221,067   226,465   233,344   242,098    21,067   26,465   33,344   42,098   20,839   26,237   33,116   41,870
  11        44,751   222,772   229,245   237,728   248,835    22,772   29,245   37,728   48,835   22,772   29,245   37,728   48,835
  12        50,139   224,424   232,068   242,370   256,252    24,424   32,068   42,370   56,252   24,424   32,068   42,370   56,252
  13        55,796   225,986   234,895   247,247   264,380    25,986   34,895   47,247   64,380   25,986   34,895   47,247   64,380
  14        61,736   227,462   237,728   252,376   273,297    27,462   37,728   52,376   73,297   27,462   37,728   52,376   73,297
  15        67,972   228,851   240,567   257,772   283,082    28,851   40,567   57,772   83,082   28,851   40,567   57,772   83,082
  16        74,521   230,146   243,402   263,443   293,820    30,146   43,402   63,443   93,820   30,146   43,402   63,443   93,820
  17        81,937   231,303   246,187   269,361   305,562    31,303   46,187   69,361  105,562   31,303   46,187   69,361  105,562
  18        88,617   232,345   248,943   275,563   318,436    32,345   48,943   75,563  118,436   32,345   48,943   75,563  118,436
  19        96,198   233,265   251,660   282,059   332,553    33,265   51,660   82,059  132,553   33,265   51,660   82,059  132,553
  20       104,158   234,051   254,322   288,853   348,026    34,051   54,322   88,853  148,026   34,051   54,322   88,853  148,026
  25       150,340   235,526   266,223   327,450   450,723    35,526   66,223  127,450  250,723   35,526   66,223  127,450  250,723

                                    EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $200,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $3,000
    DEATH BENEFIT OPTION B                            ASSUMING GUARANTEED CHARGES

                              Insurance Benefit(2)                      Policy Account(2)              Cash Surrender Value(2)
Last Day                  Assuming Hypothetical Gross             Assuming Hypothetical Gross       Assuming Hypothetical Gross
  Of                      Annual Investment Return of             Annual Investment Return of       Annual Investment Return of
Policy  Accumulated
 Year    Premiums (1)   0%        4%        8%        12%       0%       4%        8%      12%       0%      4%       8%     12%

  1          3,150   202,144   202,243   202,342   202,441     2,144    2,243    2,342    2,441    1,509    1,608    1,707    1,806
  2          6,459   204,101   204,384   204,675   204,975     4,101    4,384    4,675    4,975    3,196    3,479    3,770    4,070
  3          9,930   205,974   206,523   207,103   207,716     5,974    6,523    7,103    7,716    4,834    5,383    5,963    6,576
  4         13,577   207,758   208,653   209,625   210,681     7,758    8,653    9,625   10,681    6,618    7,513    8,485    9,541
  5         17,406   209,452   210,772   212,246   213,890     9,452   10,772   12,246   13,890    8,312    9,632   11,106   12,750
  6         21,426   211,050   212,871   214,963   217,360    11,050   12,871   14,963   17,360    9,910   11,731   13,823   16,220
  7         25,647   212,551   214,949   217,781   221,119    12,551   14,949   17,781   21,119   11,639   14,037   16,869   20,207
  8         30,080   213,951   216,998   220,700   225,188    13,951   16,998   20,700   25,188   13,267   16,314   20,016   24,504
  9         34,734   215,245   219,012   223,721   229,595    15,245   19,012   23,721   29,595   14,789   18,556   23,265   29,139
  10        39,620   216,426   220,981   226,842   234,367    16,426   20,981   26,842   34,367   16,198   20,753   26,614   34,139
  11        44,751   217,491   222,899   230,063   239,536    17,491   22,899   30,063   39,536   17,491   22,899   30,063   39,536
  12        50,139   218,423   224,746   233,372   245,124    18,423   24,746   33,372   45,124   18,423   24,746   33,372   45,124
  13        55,796   219,209   226,504   236,759   251,159    19,209   26,504   36,759   51,159   19,209   26,504   36,759   51,159
  14        61,736   219,834   228,154   240,212   257,672    19,834   28,154   40,212   57,672   19,834   28,154   40,212   57,672
  15        67,972   220,279   229,672   243,712   264,688    20,279   29,672   43,712   64,688   20,279   29,672   43,712   64,688
  16        74,521   220,535   231,042   247,250   272,249    20,535   31,042   47,250   72,249   20,535   31,042   47,250   72,249
  17        81,937   220,590   232,243   250,812   280,395    20,590   32,243   50,812   80,395   20,590   32,243   50,812   80,395
  18        88,617   220,437   233,264   254,392   289,179    20,437   33,264   54,392   89,179   20,437   33,264   54,392   89,179
  19        96,198   220,064   234,084   257,973   298,651    20,064   34,084   57,973   98,651   20,064   34,084   57,973   98,651
  20       104,158   219,460   234,683   261,542   308,870    19,460   34,683   61,542  108,870   19,460   34,683   61,542  108,870
  25       150,340   211,984   232,988   277,915   372,881    11,984   32,988   77,915  172,881   11,984   32,988   77,915  172,881

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $1,500
    DEATH BENEFIT OPTION A                            ASSUMING CURRENT CHARGES


                            Insurance Benefit(2)                      Policy Account(2)                 Cash Surrender Value(2)
Last Day                  Assuming Hypothetical Gross            Assuming Hypothetical Gross          Assuming Hypothetical Gross
  Of                      Annual Investment Return of            Annual Investment Return of          Annual Investment Return of
Policy  Accumulated
 Year    Premiums (1)  0%       4%        8%       12%        0%       4%        8%       12%      0%      4%         8%     12%
  1        1,575   100,000   100,000   100,000   100,000      883       929      974    1,020       566      611      657      702
  2        3,229   100,000   100,000   100,000   100,000    2,025     2,158    2,296    2,437     1,573    1,706    1,843    1,984
  3        4,965   100,000   100,000   100,000   100,000    3,138     3,407    3,691    3,990     2,568    2,837    3,121    3,420
  4        6,788   100,000   100,000   100,000   100,000    4,221     4,674    5,164    5,695     3,651    4,104    4,594    5,125
  5        8,703   100,000   100,000   100,000   100,000    5,275     5,960    6,722    7,567     4,705    5,390    6,152    6,997
  6       10,713   100,000   100,000   100,000   100,000    6,300     7,266    8,368    9,624     5,730    6,696    7,798    9,054
  7       12,824   100,000   100,000   100,000   100,000    7,283     8,578   10,096   11,873     6,827    8,122    9,640   11,417
  8       15,040   100,000   100,000   100,000   100,000    8,223     9,895   11,910   14,334     7,881    9,553   11,568   13,992
  9       17,367   100,000   100,000   100,000   100,000    9,122    11,220   13,819   17,033     8,894   10,992   13,591   16,805
  10      19,810   100,000   100,000   100,000   100,000    9,977    12,550   15,827   19,995     9,863   12,436   15,713   19,881
  11      22,376   100,000   100,000   100,000   100,000   10,794    13,889   17,944   23,252    10,794   13,889   17,944   23,252
  12      25,069   100,000   100,000   100,000   100,000   11,583    15,250   20,192   26,851    11,583   15,250   20,192   26,851
  13      27,898   100,000   100,000   100,000   100,000   12,330    16,618   22,566   30,818    12,330   16,618   22,566   30,818
  14      30,868   100,000   100,000   100,000   100,000   13,033    17,992   25,073   35,192    13,033   17,992   25,073   35,192
  15      33,986   100,000   100,000   100,000   100,000   13,697    19,376   27,728   40,026    13,697   19,376   27,728   40,026
  16      37,261   100,000   100,000   100,000   100,000   14,331    20,781   30,552   45,382    14,331   20,781   30,552   45,382
  17      40,669   100,000   100,000   100,000   100,000   14,923    22,196   33,548   51,312    14,923   22,196   33,548   51,312
  18      44,309   100,000   100,000   100,000   100,000   15,464    23,614   36,724   57,882    15,464   23,614   36,724   57,882
  19      48,099   100,000   100,000   100,000   100,000   15,953    25,032   40,091   65,169    15,953   25,032   40,091   65,169
  20      52,079   100,000   100,000   100,000   100,000   16,381    26,446   43,665   73,260    16,381   26,446   43,665   73,260
  25      75,170   100,000   100,000   100,000   156,539   17,439    33,326   65,275  128,311    17,439   33,326   65,275  128,311

                                    EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $1,500
    DEATH BENEFIT OPTION A                           ASSUMING GUARANTEED CHARGES


                               Insurance Benefit(2)                Policy Account(2)                    Cash Surrender Value(2)
Last Day                   Assuming Hypothetical Gross          Assuming Hypothetical Gross           Assuming Hypothetical Gross
  Of                       Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
Policy  Accumulated
 Year   Premiums (1)  0%        4%        8%        12%       0%          4%     8%      12%         0%        4%      8%     12%

  1        1,575   100,000   100,000   100,000   100,000      883       929      974    1,020       566      611      657      702
  2        3,229   100,000   100,000   100,000   100,000    1,800     1,928    2,061    2,197     1,347    1,476    1,609    1,745
  3        4,965   100,000   100,000   100,000   100,000    2,679     2,930    3,195    3,475     2,109    2,360    2,625    2,905
  4        6,788   100,000   100,000   100,000   100,000    3,519     3,929    4,376    4,861     2,949    3,359    3,806    4,291
  5        8,703   100,000   100,000   100,000   100,000    4,319     4,928    5,608    6,367     3,749    4,358    5,038    5,797
  6       10,713   100,000   100,000   100,000   100,000    5,077     5,921    6,891    8,003     4,507    5,351    6,321    7,433
  7       12,824   100,000   100,000   100,000   100,000    5,793     6,910    8,229    9,784     5,337    6,454    7,773    9,328
  8       15,040   100,000   100,000   100,000   100,000    6,465     7,891    9,624   11,726     6,123    7,549    9,282   11,384
  9       17,367   100,000   100,000   100,000   100,000    7,091     8,863   11,079   13,844     6,863    8,635   10,851   13,616
  10      19,810   100,000   100,000   100,000   100,000    7,668     9,822   12,594   16,156     7,554    9,708   12,480   16,042
  11      22,376   100,000   100,000   100,000   100,000    8,195    10,766   14,174   18,684     8,195   10,766   14,174   18,684
  12      25,069   100,000   100,000   100,000   100,000    8,664    11,688   15,817   21,448     8,664   11,688   15,817   21,448
  13      27,898   100,000   100,000   100,000   100,000    9,069    12,580   17,523   24,471     9,069   12,580   17,523   24,471
  14      30,868   100,000   100,000   100,000   100,000    9,405    13,437   19,291   27,781     9,405   13,437   19,291   27,781
  15      33,986   100,000   100,000   100,000   100,000    9,662    14,249   21,121   31,408     9,662   14,249   21,121   31,408
  16      37,261   100,000   100,000   100,000   100,000    9,835    15,009   23,015   35,391     9,835   15,009   23,015   35,391
  17      40,669   100,000   100,000   100,000   100,000    9,918    15,712   24,976   39,775     9,918   15,712   24,976   39,775
  18      44,309   100,000   100,000   100,000   100,000    9,909    16,352   27,010   44,612     9,909   16,352   27,010   44,612
  19      48,099   100,000   100,000   100,000   100,000    9,799    16,923   29,121   49,965     9,799   16,923   29,121   49,965
  20      52,079   100,000   100,000   100,000   100,000    9,584    17,417   31,314   55,903     9,584   17,417   31,314   55,903
  25      75,170   100,000   100,000   100,000   118,829    6,355    18,153   43,622   97,401     6,355   18,153   43,622   97,401

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $1,500
    DEATH BENEFIT OPTION B                            ASSUMING CURRENT CHARGES


                       Insurance Benefit(2)                           Policy Account(2)                    Cash Surrender Value(2)
Last Day             Assuming Hypothetical Gross                  Assuming Hypothetical Gross           Assuming Hypothetical Gross
  Of                 Annual Investment Return of                  Annual Investment Return of           Annual Investment Return of
Policy  Accumulated
 Year   Premiums (1)   0%        4%        8%       12%        0%         4%        8%        12%       0%       4%     8%     12%
  1        1,575    100,881   100,927   100,972   101,018       881       927       972     1,018      564      609     655      700
  2        3,229    102,020   102,153   102,289   102,430     2,020     2,153     2,289     2,430    1,567    1,700   1,837    1,978
  3        4,965    103,126   103,394   103,677   103,975     3,126     3,394     3,677     3,975    2,556    2,824   3,107    3,405
  4        6,788    104,201   104,651   105,139   105,666     4,201     4,651     5,139     5,666    3,631    4,081   4,569    5,096
  5        8,703    105,243   105,924   106,680   107,519     5,243     5,924     6,680     7,519    4,673    5,354   6,110    6,949
  6       10,713    106,254   107,211   108,303   109,548     6,254     7,211     8,303     9,548    5,684    6,641   7,733    8,978
  7       12,824    107,218   108,499   110,000   111,757     7,218     8,499    10,000    11,757    6,762    8,043   9,544   11,301
  8       15,040    108,133   109,783   111,771   114,162     8,133     9,783    11,771    14,162    7,791    9,441  11,429   13,820
  9       17,367    109,002   111,067   113,624   116,785     9,002    11,067    13,624    16,785    8,774   10,839  13,396   16,557
  10      19,810    109,821   112,346   115,559   119,645     9,821    12,346    15,559    19,645    9,707   12,232  15,445   19,531
  11      22,376    110,595   113,622   117,586   122,771    10,595    13,622    17,586    22,771   10,595   13,622  17,586   22,771
  12      25,069    111,337   114,910   119,723   126,203    11,337    14,910    19,723    26,203   11,337   14,910  19,723   26,203
  13      27,898    112,029   116,191   121,960   129,957    12,029    16,191    21,960    29,957   12,029   16,191  21,960   29,957
  14      30,868    112,670   117,462   124,299   134,061    12,670    17,462    24,299    34,061   12,670   17,462  24,299   34,061
  15      33,986    113,261   118,725   126,750   138,555    13,261    18,725    26,750    38,555   13,261   18,725  26,750   38,555
  16      37,261    113,818   119,993   129,334   143,495    13,818    19,993    29,334    43,495   13,818   19,993  29,334   43,495
  17      40,669    114,323   121,249   132,042   148,909    14,323    21,249    32,042    48,909   14,323   21,249  32,042   48,909
  18      44,309    114,768   122,482   134,870   154,836    14,768    22,482    34,870    54,836   14,768   22,482  34,870   54,836
  19      48,099    115,148   123,687   137,822   161,325    15,148    23,687    37,822    61,325   15,148   23,687  37,822   61,325
  20      52,079    115,454   124,853   140,897   168,426    15,454    24,853    40,897    68,426   15,454   24,853  40,897   68,426
  25      75,170    115,668   129,796   158,112   215,296    15,668    29,796    58,112   115,296   15,668   29,796  58,112  115,296

                                    EQUIBUILDER III(TM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                           THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  INITIAL FACE AMOUNT $100,000                      MALE AGE 40 NON-TOBACCO USER                      PLANNED PREMIUM $1,500
    DEATH BENEFIT OPTION B                           ASSUMING GUARANTEED CHARGES


                             Insurance Benefit(2)                      Policy Account(2)                Cash Surrender Value(2)
Last Day                  Assuming Hypothetical Gross              Assuming Hypothetical Gross        Assuming Hypothetical Gross
  Of                      Annual Investment Return of              Annual Investment Return of        Annual Investment Return of
Policy  Accumulated
 Year   Premiums (1)   0%        4%        8%       12%        0%        4%          8%       12%        0%       4%      8%    12%

  1        1,575    100,881   100,927   100,972   101,018       881       927       972     1,018      564      609     655      700
  2        3,229    101,791   101,919   102,051   102,187     1,791     1,919     2,051     2,187    1,339    1,467   1,599    1,735
  3        4,965    102,660   102,909   103,172   103,450     2,660     2,909     3,172     3,450    2,090    2,339   2,602    2,880
  4        6,788    103,486   103,892   104,334   104,813     3,486     3,892     4,334     4,813    2,916    3,322   3,764    4,243
  5        8,703    104,267   104,868   105,538   106,286     4,267     4,868     5,538     6,286    3,697    4,298   4,968    5,716
  6       10,713    105,001   105,831   106,784   107,876     5,001     5,831     6,784     7,876    4,431    5,261   6,214    7,306
  7       12,824    105,688   106,782   108,073   109,595     5,688     6,782     8,073     9,595    5,232    6,326   7,617    9,139
  8       15,040    106,325   107,716   109,405   111,452     6,325     7,716     9,405    11,452    5,983    7,374   9,063   11,110
  9       17,367    106,910   108,630   110,779   113,459     6,910     8,630    10,779    13,459    6,682    8,402  10,551   13,231
  10      19,810    107,440   109,520   112,194   115,628     7,440     9,520    12,194    15,628    7,326    9,406  12,080   15,514
  11      22,376    107,912   110,381   113,650   117,973     7,912    10,381    13,650    17,973    7,912   10,381  13,650   17,973
  12      25,069    108,319   111,205   115,140   120,502     8,319    11,205    15,140    20,502    8,319   11,205  15,140   20,502
  13      27,898    108,654   111,981   116,658   123,227     8,654    11,981    16,658    23,227    8,654   11,981  16,658   23,227
  14      30,868    108,909   112,701   118,198   126,159     8,909    12,701    18,198    26,159    8,909   12,701  18,198   26,159
  15      33,986    109,075   113,352   119,749   129,309     9,075    13,352    19,749    29,309    9,075   13,352  19,749   29,309
  16      37,261    109,147   113,926   121,306   132,694     9,147    13,926    21,306    32,694    9,147   13,926  21,306   32,694
  17      40,669    109,119   114,413   122,861   136,330     9,119    14,413    22,861    36,330    9,119   14,413  22,861   36,330
  18      44,309    108,989   114,808   124,410   140,238     8,989    14,808    24,410    40,238    8,989   14,808  24,410   40,238
  19      48,099    108,749   115,098   125,944   144,440     8,749    15,098    25,944    44,440    8,749   15,098  25,944   44,440
  20      52,079    108,395   115,276   127,455   148,959     8,395    15,276    27,455    48,959    8,395   15,276  27,455   48,959
  25      75,170    104,405   113,770   133,983   176,938     4,405    13,770    33,983    76,938    4,405   13,770  33,983   76,938

(1) Assumes Net Interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                            ADDITIONAL INFORMATION

                        VOTING RIGHTS OF A POLICY OWNER

VOTING PRIVILEGES

     We invest the variable investment divisions' assets in shares of the Funds. We are the legal owner of the shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may:

     .  vote to elect the Boards of Trustees of the Funds;

     .  vote to ratify the selection of independent auditors for the Funds; and

     . vote on issues described in the Fund's current prospectus or requiring a vote by shareholders under the Investment Company Act of 1940.

     Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your account value. We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any portfolio shares that are not attributable to policies, and any investment portfolio shares where the owner does not give us instructions, the same way we vote where we did receive owner instructions.

     We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations, or their interpretations change to allow this.

     You may only instruct us on matters relating to the investment portfolios corresponding to divisions where you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each division that we attribute to your policy by dividing your account value allocated to that division by the net asset value of one share of the matching investment portfolio.

     We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

     All investment portfolio shares have the right to one vote. The votes of all investment portfolios are cast together on a collective basis, except on issues where the interests of the portfolios differ. In these cases, voting is done on a portfolio-by-portfolio basis.

     Examples of issues that require a portfolio-by-portfolio vote are:

     . changes in the fundamental investment policy of a particular investment portfolio; or

     .  approval of an investment advisory agreement.

Material Conflicts

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, American Franklin, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .  state insurance law or federal income tax law changes;

     .  investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable divisions. We cast votes credited to amounts in the variable divisions not credited to policies in the same proportion as votes cast by owners.

                            REPORTS TO POLICY OWNERS

     After the end of each policy year, we will send you a report that shows the current death benefit for your policy, the value of your Policy Account, information about the variable investment divisions, the cash surrender value of your policy, the amount of any outstanding policy loans, the amount of any interest you owe on the loan and information about the current loan interest rate. The annual report will also show any transactions involving your Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that you made in that year. We will also include in reports any information required by state law.

     We will send you notices of transfers of amounts between variable investment divisions and certain other policy transactions.

           LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

     We can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, in the application for the change) if it appears that the Insured Person is not actually covered by the policy under our rules. However, there are some limits on how and when we can challenge the policy.

     Except on the basis of fraud, we cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

     Except on the basis of fraud, we cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

     We can challenge at any time an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled. We can also require proof of continuing disability.

     If the Insured Person dies within the time that the validity of the policy may be challenged, we may delay payment until we decide whether to challenge the policy.

     If the Insured Person's age or sex is misstated on any application, we can provide the death benefit and any additional benefits that would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

     If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, we will limit the proceeds payable to the total of all premiums that you paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of net cash surrender value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that you requested, we will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                PAYMENT OPTIONS

     We can pay policy benefits or other payments, such as the net cash surrender value or death benefit, immediately in one sum, or in another form of payment described below. Payments under these options do not depend on the investment experience of any variable investment division. Instead, interest accrues pursuant to the options chosen. (Such interest will be appropriately includable in federal gross income of the beneficiary). If you do not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have the choice. However, if you make an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to our rules at the time of selection. Currently, you can pick these alternate payment options only if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

     The following payment options are generally available:

     INCOME PAYMENTS FOR A FIXED PERIOD: We will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

     LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS: We will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. You (or the beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

     PROCEEDS AT INTEREST: The money will stay on deposit with us while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed-upon intervals.

     FIXED AMOUNT: We will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

     We guarantee interest under the foregoing options at the rate of 3% a year.

     We may also pay or credit excess interest on the options from time to time. We will determine the rate and manner of payment or crediting. Under the second option we will pay no excess interest on the part of the proceeds used to provide payments beyond the fixed term of years.

     The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

     We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

     You may change your choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. See "The Beneficiary," below. Any amounts we pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

     We may be required under applicable law to block a request for payment under a Policy until we receive instructions from the appropriate regulator.

                                THE BENEFICIARY

     You must name a beneficiary when you apply for a policy. The beneficiary is entitled to the insurance benefits of the policy. You may change the beneficiary during the Insured Person's lifetime by sending us written notice satisfactory to us. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions we took under the Policy before we received the notice. Changing the beneficiary will cancel any previous arrangement made as to a payment option for benefits. You can pick a payment option for the new beneficiary.

     At the time of the Insured Person's death, we will pay the benefit equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, we will pay the death benefit to you or to your executors or administrators.

                             ASSIGNMENT OF A POLICY

     You may assign your rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so you must send a copy of the assignment to us. We are not responsible for any payment made or any action taken before we have received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment we described in this Prospectus.

                             EMPLOYEE BENEFIT PLANS

     Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder III(TM) policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

     We did not design the EquiBuilder III(TM) policies for use in connection with qualified plans or trusts under federal tax laws.

                              PAYMENT OF PROCEEDS

     We will pay any death benefits, net cash surrender value or loan proceeds within seven days after we receive the required form or request (and other documents that may be required) at our Administrative Office. We determine death benefits as of the date of death of the Insured Person. Subsequent changes in the unit values of the variable investment divisions will not affect death benefits. We will pay interest covering the period from the date of death to the date of payment.

     We may defer determination of values and payment for one or more of the following reasons:

     We contest the policy, or we are deciding whether or not to contest the policy;

     We cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

     The Securities and Exchange Commission by order permits us to delay payment to protect the Policy Owners.

     We may defer payment of any net cash surrender value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. We will pay interest of at least 3% a year from the date we receive a request for withdrawal of net cash surrender value if payment from the Guaranteed Interest Division is delayed more than 30 days.

                      DELAY REQUIRED UNDER APPLICABLE LAW

     We may be required under applicable law to block a request for payment under a Policy until we receive instructions from the appropriate regulator.

                                   DIVIDENDS

     We pay no dividends on the policies offered by this Prospectus.

                          DISTRIBUTION OF THE POLICIES

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter of the EquiBuilder III(TM) policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder III(TM) policies but the assets of which are invested in a different open-end management investment company. We no longer offer new policies having an interest in that separate account. Franklin Financial is also the principal underwriter of American Franklin's EquiBuilder II(TM) variable life insurance policies under which interests in the Separate Account are issued. The EquiBuilder II(TM) policies have a policy features that are similar to those of the EquiBuilder III(TM) policies but have a different sales charge structure. We no longer offer new EquiBuilder II(TM) policies.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     We sell our policies primarily through our insurance agents or brokers, who are authorized by law to sell variable life insurance. Pursuant to an agreement between us and Franklin Financial, Franklin Financial will employ and supervise agents chosen by us to sell the policies and will use its best efforts to qualify such persons as its registered representatives. The policies may also be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

     Registered representatives of Franklin Financial earn commissions on policy sales of up to 100% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account. Commissions paid on policies issued under Separate Accounts VUL and VUL-2 of American Franklin during the year 2001 were $18,363,100.

                            ADMINISTRATIVE SERVICES

     While we are primarily responsible for administering the Policies, American General Life Companies ("AGLC") has agreed (under a services agreement among American General Corporation and almost all of its subsidiaries) to provide the following administrative services in connection with the Policies: (1) the purchase and redemption of shares of the Funds and (2) the determination of unit values for each variable investment division. We and AGLC are parties to the services agreement. Pursuant to such agreement, we reimburse AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Policies, but neither we nor AGLC incur a loss or realizes a profit by reason thereof.

                                STATE REGULATION

     As a life insurance company organized and operated under Illinois law, we are subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. We file an annual statement with the Director on or before March 1 of each year covering our operations for the preceding year and our financial condition on December 31 of such year. Our books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and the National Association of Insurance Commissioners ("NAIC") periodically conducts a full examination of our operations. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

     We are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of those states apply the law of Illinois in determining our permissible investments.

                                 LEGAL MATTERS

     Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of American Franklin, has opined as to the validity of the Policies.

                               LEGAL PROCEEDINGS

     American Franklin is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position.

                                    EXPERTS

     The statement of net assets as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. The financial statements of American Franklin at December 31, 2001 and 2000 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2001, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

     Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Senior Vice President and Chief Actuary of American Franklin. His opinion on actuarial matters has been filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                             REGISTRATION STATEMENT

     We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Read them for further information on American Franklin, the Separate Account and the policies. Statements in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of their terms, refer to those instruments as we filed them.

                          OTHER POLICIES AND CONTRACTS

     We may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under our EquiBuilder II(TM) variable life insurance policies, which have policy features that are similar to those of EquiBuilder III(TM) policies but which have a different sales charge structure. We no longer offer new EquiBuilder II(TM) policies for sale.

                         AMERICAN FRANKLIN'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of American Franklin are listed below.

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------------------------------
Rodney O. Martin, Jr.           Director of American Franklin since April 1999.  Chairman (January 2000 -
2929 Allen Parkway              present) and Chief Executive Officer (January 2000 - November 2001) of
Houston, TX 77019               American Franklin.  Director and Chairman of the Board of American General Life
                                Insurance Company (1996 - present).  Previously Chief Executive Officer (April
                                2000 - November 2001), Senior Chairman of the Board (April 1998 - January
                                2000), and President (August 1996 - July 1998) of American General Life
                                Insurance Company.

Robert M. Beuerlein             Director of American Franklin since March 2002.  Senior Vice President and Chief
2727-A Allen Parkway            Actuary of American Franklin since September 1999.  Senior Vice President and
Houston, TX 77019               Treasurer (December 1998 - September 1999).  Executive Vice President and
                                Actuary (May 1997 - December 1998).  Director, Senior Vice President and Chief
                                Actuary of The Franklin Life Insurance Company, Springfield, Illinois (January
                                1991 - June 1999).  Senior Vice President and Chief Actuary of American General
                                Life Insurance Company since September 1999.  Previously held position of Vice
                                President of American General Life Insurance Company since December 1998.

Robert F. Herbert, Jr.          Director of American Franklin since March 2002.  Senior Vice President of
2727-A Allen Parkway            American Franklin since July 1998.  Senior Vice President and Treasurer of
Houston, TX 77019               American General Life Insurance Company since May 1996, Director since March 2002, and Controller since February 1991.

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------------------------------
David L. Herzog                 Director, Executive Vice President and Chief Financial Officer of American
2929 Allen Parkway              Franklin since February 2000.  Director, Executive Vice President and Chief
Houston, TX 77019               Financial Officer of American General Life Insurance Company since March 2000.
                                Vice President, General American, St. Louis, Missouri (June 1991 - February
                                2000).

Sylvia A. Miller                Director of American Franklin since July 2000 and Vice President since April
#1 Franklin Square              1998.  Held various positions with American General Life Companies since 1981,
Springfield, IL 62713           including Vice President.

Ronald H. Ridlehuber            Director of American Franklin since December 1999.  President since March 2002.
2929 Allen Parkway              Director, President and Chief Executive Officer of American General Life
Houston, TX 77019               Insurance Company (July 1998 - March 2000).  Senior Vice President and Chief
                                Marketing Officer, Jefferson-Pilot Life Insurance, Greensboro, North Carolina
                                (1993 - 1998).

Gary D. Reddick                 Director of American Franklin since April 2001 and Executive Vice President since
2929 Allen Parkway              October 2000.  Previously, Director (May 1997 - March 2000) and Executive Vice
Houston, TX 77019               President (April 1999 - March 2000) of American Franklin.  Vice Chairman and
                                Executive Vice President of The Franklin Life Insurance Company (1995 - 1998).
                                Executive Vice President of American General Life Insurance Company since April
                                1998 and Director since April 2001.

Dan E. Trudan                   Director of American Franklin since July 2000 and Vice President since 1995 and
#1 Franklin Square              Assistant Secretary.
Springfield, IL 62713

Christian D. Weiss              Director of American Franklin since October 2000 and previously Director from
#1 Franklin Square              April 1998 - July 1999.  Vice President and Treasurer (July 1999 - present) and
Springfield, IL 62713           Controller (June 1997 - present) of American Franklin.  Assistant Secretary of
                                American Franklin since October 2000.  Assistant Controller, ReliaStar United
                                Services Life Insurance Company, Arlington, Virginia (January 1994 - June 1997).

R. Kendall Nottingham           Director of American Franklin since March 2002.  Director of American General
70 Pine Street                  Life Insurance Company since March 2002.  Currently, Executive Vice President
New York, NY 10270              for American International Group.  Previously held various positions with subsidiaries of American International Group, including Chairman of the Board and
                                Chief Executive Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of New York since
                                1998.

Nicholas A. O'Kulich            Director of American Franklin since March 2002.  Director of American General
70 Pine Street                  Life Insurance Company since March 2002.  Currently, Vice President for
New York, NY 10270              American International Group. Previously held various positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of
                                Worldwide Life Organization and Director of American International Life
                                Assurance Company of New York since 1990.

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------------------------------
Paul L. Mistretta               Executive Vice President of American Franklin since July 1999.  Executive Vice
2929 Allen Parkway              President of American General Life Insurance Company since July 1999.  Senior
Houston, TX 77019               Vice President of First Colony Life Insurance, Lynchburg, Virginia (1992 - July
                                1999).

Wayne A. Barnard                Senior Vice President and Illustration Actuary of American Franklin since
2929 Allen Parkway              December 2000.  Senior Vice President (April 2000 - December 2000).  Vice
Houston, TX 77019               President, American Franklin (April 1998 - April 2000).  Senior Vice President of
                                American General Life Insurance Company since November 1997.  Previously held various positions with American General Life Insurance Company including Vice
                                President since February 1991.

Pauletta P. Cohn                Senior Vice President and Co-General Counsel of American Franklin since March
2929 Allen Parkway              2002.  Senior Vice President, General Counsel and Secretary of American Franklin
Houston, TX 77019               (November 2001 - March 2002).  Senior Vice President and Co-General Counsel of
                                American General Life Insurance Company since March 2002.  Senior Vice
                                President, General Counsel and Secretary of American General Life Insurance
                                Company (November 2001 - March 2002).  Previously held various positions with
                                American General Life Companies since 1993 including, Deputy General Counsel
                                (2000 - November 2001), Associate General Counsel (1998 - 2000) and Senior
                                Attorney (1993 - 1998).

Kyle L. Jennings                Senior Vice President and Co-General Counsel of American Franklin since March
2929 Allen Parkway              2002.  Senior Vice President and General Counsel of American Franklin
Houston, TX 77019               (November 2001 - March 2002).  Senior Vice President and Co-General Counsel
                                of American General Life Insurance Company since March 2002.  Senior Vice
                                President and General Counsel of American General Life Insurance Company
                                (November 2001 - March 2002).  Previously held position of Deputy General
                                Counsel-Litigation of American General Life Companies (1998 - November 2001).
                                Partner with Beirne, Maynard & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                  Senior Vice President of American Franklin since April 1999.  Vice President (May
2929 Allen Parkway              1997 - July 1998) and Administrative Officer (May 1997 - April 1999) of
Houston, TX 77019               American Franklin.  Senior Vice President-Houston Service Center for American
                                General Life Insurance Company since July 1997.  Previously held various positions with American General Life Insurance Company since 1981, including
                                Vice President-Policy Administration in 1995.

Mark R. McGuire                 Senior Vice President of American Franklin since April 2001 and previously Vice
2727 Allen Parkway              President.  Senior Vice President of American General Life Insurance Company
Houston, TX 77019               since April 2001.  Vice President of American General Life Companies (2000 -
                                March 2001).  Vice President of The Franklin Life Insurance Company (1997 -
                                2000).  Previously held various positions with American General Life Insurance
                                Company since August 1988, including Director of Work Site Marketing
                                Administration (1996 - 1997).

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   -----------------------------------------------------------------------------------

Lawrence J. O'Brien             Senior Vice President of American Franklin since November 2001.
2929 Allen Parkway              Senior Vice President of American General Life Insurance Company since
Houston, TX 77019               November 2001.  Senior Vice President of American General Life Companies since
                                February 1998.  Vice President - Insurance Marketing of Business Men's
                                Assurance Company of America, Kansas City, Missouri (1995 - February 1998).

Steven E. Zimmerman             Senior Vice President and Chief Medical Director of American Franklin since April
2929 Allen Parkway              2000.  Previously Vice President and Chief Medical Director of American General
Houston, TX 77019               since March 1999.  Prior to joining American General, he was Director, Medical
                                Policy Issues, for the American Council of Life Insurance.  His insurance career started with Aetna Life & Casualty Company in 1987 after spending five years in the practice of medical oncology.

                       PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:


NAME AND PRINCIPAL                POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                  FRANKLIN FINANCIAL SERVICES CORPORATION
------------------                ---------------------------------------

J. Andrew Kalbaugh                Chairman, Chief Executive Officer and
2929 Allen Parkway                President
Houston, TX 77019

Tony Carter                       Vice President
#1 Franklin Square
Springfield, IL 62713-0001

Sander J. Ressler                 Vice President, Chief Compliance
2929 Allen Parkway                Officer and Secretary
Houston, TX 77019

Ronald H. Ridlehuber              Director
#1 Franklin Square
Springfield, IL 62713-0001

Daniel E. Trudan                  Vice President and Assistant Secretary
#1 Franklin Square
Springfield, IL 62713-0001

Barbara J. Moore                  Assistant Tax Officer
#1 Franklin Square
Springfield, IL 62713-0001

                         INDEX TO FINANCIAL STATEMENTS

                                                                              Page
                                                                       -----------------

The Separate Account

  Report of Independent Auditors....................................   VUL-2-1

     Audited Financial Statements:

     Statement of Net Assets, December 31, 2001.....................   VUL-2-2 - VUL-2-4

     Statement of Operations for the year ended December 31, 2001...   VUL-2-5 - VUL-2-7

     Statement of Changes in Net Assets for the years ended
       December 31, 2001and 2000....................................   VUL-2-8 - VUL-2-10

     Notes to Financial Statements..................................   VUL-2-11-VUL-2-15

The American Franklin Life Insurance Company:*

     Report of Independent Auditors.................................   F-1

     Audited Financial Statements:

     Statement of Income for the years ended
       December 31, 2001, 2000 and 1999.............................   F-2

     Balance Sheet, December 31, 2001 and 2000......................   F-3

     Statement of Shareholder's Equity for the years ended
     December 31, 2001, 2000 and 1999...............................   F-4

     Statement of Comprehensive Income for the years ended
       December 31, 2001, 2000 and 1999.............................   F-4

     Statement and Cash Flows for the years ended
       December 31, 2001, 2000 and 1999.............................   F-5

     Notes to Financial Statements..................................   F-6 - F-14

-----------------------------------------------------------------------------
* The financial statements of American Franklin contained in this prospectus should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby. They should not be considered as bearing upon investment experience of Separate Account VUL-2.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT VUL-2
                               DECEMBER 31, 2001
                                 ANNUAL REPORT

                        Separate Account VUL-2 Funding
     EquiBuilder II(TM)  and EquiBuilder III(TM) Flexible Premium Variable
                            Life Insurance Policies

                         Principal office located at:
                              #1 Franklin Square
                          Springfield, Illinois 62713

                     Annual Report Dated December 31, 2001

================================================================================







The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company.

================================================================================

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2

We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly MFS Growth With Income), MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions) as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 2001, and the results of their operations for the year then ended and the changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.


Chicago, Illinois
March 29, 2002

                                    VUL-2-1

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets
December 31, 2001

                                                               Variable Insurance Products Fund
                                          ------------------------------------------------------------------------
                                               VIP         VIP                                           VIP
                                              Money      Equity-           VIP            VIP            High
                                             Market       Income         Growth         Overseas        Income
                                            Division     Division       Division        Division       Division
                                       ---------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                   $    7,133,069  $  62,947,958  $   98,297,864  $  12,811,739   $  2,616,817

Due from (to) general account                     259          1,310             930            (56)             6
                                       ---------------------------------------------------------------------------

Net assets                             $    7,133,328  $  62,949,268  $   98,298,794  $  12,811,683   $  2,616,823
                                       ===========================================================================

Unit value                             $       150.70  $      352.36  $       369.47  $      169.91   $     114.07
                                       ===========================================================================

Units outstanding                              47,335        178,650         266,054         75,403         22,941
                                       ===========================================================================

Cost of investments                    $    7,133,486  $  61,551,520  $  108,411,417  $  17,948,781   $  4,210,476
                                       ===========================================================================

See Notes to Financial Statements

                                    VUL-2-2

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets (continued)
December 31, 2001

                                                             Variable Insurance Products Fund II
                                         -------------------------------------------------------------------------
                                             VIPII                                      VIPII
                                           Investment     VIPII          VIPII          Asset           VIPII
                                             Grade        Asset          Index         Manager:        Contra-
                                              Bond       Manager          500          Growth           fund
                                            Division     Division       Division       Division        Division
                                      ----------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                 $     3,910,369  $  30,323,347  $  52,495,930  $  11,596,180  $   43,640,954

Due from (to) general account                      83            593            291            451           1,094
                                      ----------------------------------------------------------------------------

Net assets                            $     3,910,452  $  30,323,940  $  52,496,221  $  11,596,631  $   43,642,048
                                      ============================================================================

Unit value                            $        184.53  $      232.38  $      275.08  $      179.78  $       228.49
                                      ============================================================================

Units outstanding                              21,191        130,493        190,840         64,505         191,002
                                      ============================================================================

Cost of investments                   $     3,742,251  $  33,178,251  $  51,658,982  $  14,115,554  $   47,236,452
                                      ============================================================================

See Notes to Financial Statements

                                    VUL-2-3

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets (continued)
December 31, 2001

                                                                    MFS Variable Insurance Trust
                                     ----------------------------------------------------------------------------------------
                                          MFS                           MFS            MFS                           MFS
                                        Emerging          MFS        Investors        Total          MFS           Capital
                                         Growth        Research        Trust         Return       Utilities     Opportunities
                                        Division       Division      Division*      Division      Division        Division
                                  -------------------------------------------------------------------------------------------
Investments in Funds at fair
     value (cost:  see below)       $  14,676,273    $ 6,619,894   $ 3,843,359   $  3,932,678  $  5,402,407  $      9,366,563

Due from (to) general account                (266)            67           (52)           157            10               436
                                  -------------------------------------------------------------------------------------------

Net assets                          $  14,676,007    $ 6,619,961   $ 3,843,307   $  3,932,835  $  5,402,417  $      9,366,999
                                  ===========================================================================================

Unit value                          $      105.60          95.82   $     93.85   $     121.37  $     111.32  $         112.97
                                  ===========================================================================================

Units outstanding                         138,977         69,087        40,952         32,404        48,531            82,916
                                  ===========================================================================================

Cost of investments                 $  23,278,688    $ 8,878,560   $ 4,484,809   $  3,855,773  $  7,224,587  $     13,058,081
                                  ===========================================================================================

See Notes to Financial Statements


*Formerly known as MFS Growth With Income Division

                                    VUL-2-4

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations
Year Ended December 31, 2001

                                                                    Variable Insurance Products Fund
                                             ---------------------------------------------------------------------------

                                                  VIP            VIP                                              VIP
                                                 Money         Equity-           VIP              VIP            High
                                                Market         Income           Growth         Overseas         Income
                                               Division       Division         Division        Division        Division
                                          ------------------------------------------------------------------------------
Net investment income (expense)

Income
      Dividends                              $  247,553   $   1,054,152   $       79,916   $     732,238   $     310,780
      Capital gains distributions                     -       2,961,665        7,512,090       1,157,408               -

Expenses
      Mortality and expense risk charges         42,991         471,775          769,292         105,229          20,156
                                             ---------------------------------------------------------------------------
Net investment income (expense)                 204,562       3,544,042        6,822,714       1,784,417         290,624

Net realized and unrealized gain (loss)
   on investments
      Net realized gain (loss)                  (38,680)        623,273        1,478,436         (27,080)       (132,695)
      Net unrealized appreciation
          (depreciation)
           Beginning of year                    (38,648)      9,328,270       20,784,216          10,166      (1,104,241)
           End of year                             (417)      1,396,438      (10,113,553)     (5,137,042)     (1,593,659)
                                             ---------------------------------------------------------------------------
      Net change in unrealized appreciation
           (depreciation) during the year        38,231      (7,931,832)     (30,897,769)     (5,147,208)       (489,418)
                                             ---------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                  (449)     (7,308,559)     (29,419,333)     (5,174,288)       (622,113)
                                             ---------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                           $  204,113   $  (3,764,517)  $  (22,596,619)  $  (3,389,871)  $    (331,489)
                                             ===========================================================================

See Notes to Financial Statements

                                    VUL-2-5

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations (continued)
Year Ended December 31, 2001

                                                                  Variable Insurance Products Fund II
                                          ------------------------------------------------------------------------------
                                                 VIPII                                          VIPII
                                               Investment       VIPII           VIPII           Asset           VIPII
                                                 Grade          Asset           Index          Manager:        Contra-
                                                  Bond         Manager           500            Growth           fund
                                                Division       Division        Division        Division        Division
                                          ------------------------------------------------------------------------------
Net investment income (expense)
Income
     Dividends                              $     131,561  $   1,279,441   $     580,454   $     307,776   $     323,679
     Capital gains distributions                        -        479,791               -         370,909       1,142,398

Expenses
     Mortality and expense risk charges            22,857        228,631         390,609          83,149         317,230
                                          ------------------------------------------------------------------------------
Net investment income (expense)                   108,704      1,530,601         189,845         595,536       1,148,847

Net realized and unrealized gain
    (loss) on investments
    Net realized gain (loss)                       16,251         55,028         551,907          (9,527)        181,728
    Net unrealized appreciation
       (depreciation)
       Beginning of year                           81,989        408,861       9,041,544        (964,387)      3,574,158
       End of year                                168,118     (2,854,904)        836,948      (2,519,374)     (3,595,498)
                                          ------------------------------------------------------------------------------
    Net change in unrealized
       appreciation (depreciation)
       during the year                             86,129     (3,263,765)     (8,204,596)     (1,554,987)     (7,169,656)
                                          ------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                 102,380     (3,208,737)     (7,652,689)     (1,564,514)     (6,987,928)
                                          ------------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                          $     211,084  $  (1,678,136)  $  (7,462,844)  $    (968,978)  $  (5,839,081)
                                          ==============================================================================

See Notes to Financial Statements

                                    VUL-2-6

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations (continued)
Year Ended December 31, 2001

                                                                       MFS Variable Insurance Trust
                                      --------------------------------------------------------------------------------------------
                                            MFS                            MFS            MFS                             MFS
                                         Emerging           MFS         Investors        Total           MFS            Capital
                                          Growth         Research         Trust         Return        Utilities      Opportunities
                                         Division        Division       Division*      Division       Division          Division
                                   -----------------------------------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                         $           -   $         841   $     17,695   $    59,019   $     165,946   $            536
   Capital gains distributions             913,957         807,738         90,824        87,143         435,189            744,884

Expenses
   Mortality and expense risk
        charges                            107,243          47,503         27,234        22,976          40,350             67,707
                                   -----------------------------------------------------------------------------------------------
Net investment income (expense)            806,714         761,076         81,285       123,186         560,785            677,713

Net realized and unrealized gain
  (loss) on investments
    Net realized gain (loss)                41,584         (22,047)       (16,104)        8,205             225             27,322
    Net unrealized appreciation
      (depreciation)
      Beginning of year                 (1,512,422)         56,112         73,358       199,094         213,895           (536,467)
      End of year                       (8,602,415)     (2,258,666)      (641,450)       76,905      (1,822,180)        (3,691,518)
                                   -----------------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation (depreciation)
      during the year                   (7,089,993)     (2,314,778)      (714,808)     (122,189)     (2,036,075)        (3,155,051)
                                   -----------------------------------------------------------------------------------------------
Net realized and unrealized gain
      (loss) on investments             (7,048,409)     (2,336,825)      (730,912)     (113,984)     (2,035,850)        (3,127,729)
                                   -----------------------------------------------------------------------------------------------

Net increase (decrease) in net
      assets from operations         $  (6,241,695)  $  (1,575,749)  $   (649,627)  $     9,202   $  (1,475,065)  $     (2,450,016)
                                   ===============================================================================================


See Notes to Financial Statements


*Formerly known as MFS Growth With Income Division

                                    VUL-2-7

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets

                                                                            Variable Insurance Products Fund
                                                 ---------------------------------------------------------------------------------
                                                          VIP              VIP                                              VIP
                                                         Money           Equity-            VIP              VIP            High
                                                         Market           Income           Growth         Overseas         Income
                                                        Division         Division         Division        Division        Division
                                                 ---------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
        Net investment income (expense)            $      204,562   $    3,544,042   $    6,822,714   $   1,784,417   $    290,624
        Net realized gain (loss) on investments           (38,680)         623,273        1,478,436         (27,080)      (132,695)
        Net change in unrealized appreciation
            (depreciation) on investments                  38,231       (7,931,832)     (30,897,769)     (5,147,208)      (489,418)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                            204,113       (3,764,517)     (22,596,619)     (3,389,871)      (331,489)
From policy related transactions:
        Net contract purchase payments                  8,878,944       11,864,179       20,564,436       3,357,970        749,194
        Withdrawals                                    (1,462,800)      (9,638,933)     (16,008,232)     (2,306,782)      (601,049)
        Transfers between Separate Account
           VUL-2 divisions, net                        (5,128,243)         520,568         (729,659)       (412,938)       289,183
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                         2,287,901        2,745,814        3,826,545         638,250        437,328
                                                 ---------------------------------------------------------------------------------

Net increase (decrease) in net assets                   2,492,014       (1,018,703)     (18,770,074)     (2,751,621)       105,839
Net assets, beginning of year                           4,641,314       63,967,971      117,068,868      15,563,304      2,510,984
                                                 ---------------------------------------------------------------------------------

Net assets, end of year                            $    7,133,328   $   62,949,268   $   98,298,794   $  12,811,683   $  2,616,823
                                                 =================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
        Net investment income (expense)            $      226,881   $    4,379,730   $   12,683,818   $   1,566,452   $    189,015
        Net realized gain (loss) on investments                 -        1,585,568        1,829,542         299,852        (83,169)
        Net change in unrealized appreciation
            (depreciation) on investments                  30,181         (769,626)     (27,075,245)     (5,163,873)      (864,570)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                       257,062        5,195,672      (12,561,885)     (3,297,569)      (758,724)
From policy related transactions:
        Net contract purchase payments                 22,434,258       12,664,982       22,073,107       3,708,101        846,347
        Withdrawals                                    (1,592,605)     (10,396,930)     (18,626,210)     (2,688,470)      (635,556)
        Transfers between Separate Account
           VUL-2 divisions, net                       (23,048,034)      (3,302,833)       5,198,675       1,349,170       (289,967)
                                                 ---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                        (2,206,381)      (1,034,781)       8,645,572       2,368,801        (79,176)
                                                 ---------------------------------------------------------------------------------

Net increase (decrease) in net assets                  (1,949,319)       4,160,891       (3,916,313)       (928,768)      (837,900)
Net assets, beginning of year                           6,590,633       59,807,080      120,985,181      16,492,072      3,348,884
                                                 ---------------------------------------------------------------------------------

Net assets, end of year                            $    4,641,314   $   63,967,971   $  117,068,868   $  15,563,304   $  2,510,984
                                                 =================================================================================

See Notes to Financial Statements

                                    VUL-2-8

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets (continued)

                                                                         Variable Insurance Products Fund II
                                                  -----------------------------------------------------------------------------
                                                        VIPII                                          VIPII
                                                     Investment         VIPII          VIPII           Asset            VIPII
                                                        Grade           Asset          Index          Manager:         Contra-
                                                        Bond          Manager           500            Growth           fund
                                                      Division        Division        Division        Division        Division
                                                  -----------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
        Net investment income (expense)           $     108,704   $   1,530,601   $     189,845   $     595,536   $   1,148,847
        Net realized gain (loss) on investments          16,251          55,028         551,907          (9,527)        181,728
        Net change in unrealized appreciation
            (depreciation) on investments                86,129      (3,263,765)     (8,204,596)     (1,554,987)     (7,169,656)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           211,084      (1,678,136)     (7,462,844)       (968,978)     (5,839,081)
From policy related transactions:
        Net contract purchase payments                  657,305       4,414,338      15,147,421       3,372,900      11,974,677
        Withdrawals                                    (534,115)     (4,751,659)     (9,608,866)     (2,076,271)     (7,426,660)
        Transfers between Separate Account
           VUL-2 divisions, net                       1,242,812          (1,319)        261,961          13,362         274,174
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                        1,366,002        (338,640)      5,800,516       1,309,991       4,822,191
                                                  -----------------------------------------------------------------------------

Net increase (decrease) in net assets                 1,577,086      (2,016,776)     (1,662,328)        341,013      (1,016,890)
Net assets, beginning of year                         2,333,366      32,340,716      54,158,549      11,255,618      44,658,938
                                                  -----------------------------------------------------------------------------

Net assets, end of year                           $   3,910,452   $  30,323,940   $  52,496,221   $  11,596,631   $  43,642,048
                                                  =============================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
        Net investment income (expense)           $     134,600   $   3,426,489   $     343,873   $   1,098,397   $   5,024,798
        Net realized gain (loss) on investments           2,215         448,995         802,605         159,635         533,959
        Net change in unrealized appreciation
            (depreciation) on investments                81,899      (5,119,843)     (6,131,544)     (2,742,538)     (8,076,693)
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           218,714      (1,244,359)     (4,985,066)     (1,484,506)     (2,517,936)
From policy related transactions:
        Net contract purchase payments                  410,414       4,994,522      16,018,372       3,663,922      12,595,738
        Withdrawals                                    (418,587)     (5,217,748)     (9,731,460)     (2,371,185)     (7,655,569)
        Transfers between Separate Account
           VUL-2 divisions, net                         (86,343)     (1,058,834)      1,964,582          64,470       2,569,224
                                                  -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                          (94,516)     (1,282,060)      8,251,494       1,357,207       7,509,393
                                                  -----------------------------------------------------------------------------

Net increase (decrease) in net assets                   124,198      (2,526,419)      3,266,428        (127,299)      4,991,457
Net assets, beginning of year                         2,209,168      34,867,135      50,892,121      11,382,917      39,667,481
                                                  -----------------------------------------------------------------------------

Net assets, end of year                           $   2,333,366   $  32,340,716   $  54,158,549   $  11,255,618   $  44,658,938
                                                  =============================================================================

See Notes to Financial Statements

                                    VUL-2-9

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Changes in Net Assets (continued)

                                                                                    MFS Variable Insurance Trust
                                                 -----------------------------------------------------------------------------------
                                                       MFS                         MFS          MFS                         MFS
                                                    Emerging        MFS         Investors      Total         MFS          Capital
                                                     Growth      Research         Trust        Return     Utilities    Opportunities
                                                    Division     Division       Division*     Division     Division       Division
                                                 -----------------------------------------------------------------------------------
Year Ended December 31, 2001
Change in net assets
From operations:
     Net investment income (expense)             $    806,714   $   761,076   $    81,285  $   123,186   $    560,785  $    677,713
     Net realized gain (loss) on investments           41,584       (22,047)      (16,104)       8,205            225        27,322
     Net change in unrealized appreciation
         (depreciation) on investments             (7,089,993)   (2,314,778)     (714,808)    (122,189)    (2,036,075)   (3,155,051)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from                                                                 (1,475,065)
    operations                                     (6,241,695)   (1,575,749)     (649,627)       9,202                   (2,450,016)
From policy related transactions:
     Net contract purchase payments                 7,193,754     2,761,512     1,317,259    1,224,052      2,651,031     4,398,533
     Withdrawals                                   (3,564,274)   (1,329,018)     (628,474)    (609,710)    (1,234,055)   (2,143,820)
     Transfers between Separate Account
        VUL-2 divisions, net                          274,062       323,185       175,731    1,015,021        576,449       672,912
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                      3,903,542     1,755,679       864,516    1,629,363      1,993,425     2,927,625
                                                 ----------------------------------------------------------------------------------

Net increase (decrease) in net assets              (2,338,153)      179,930       214,889    1,638,565        518,360       477,609
Net assets, beginning of year                      17,014,160     6,440,031     3,628,418    2,294,270      4,884,057     8,889,390
                                                 ----------------------------------------------------------------------------------

Net assets, end of year                          $ 14,676,007   $ 6,619,961   $ 3,843,307  $ 3,932,835   $  5,402,417  $  9,366,999
                                                 ==================================================================================

Year Ended December 31, 2000
Change in net assets
From operations:
     Net investment income (expense)             $    644,877   $   280,821   $    11,700  $    64,005   $    215,367  $    400,251
     Net realized gain (loss) on investments           98,863         7,292        23,772       10,641         14,733        34,171
     Net change in unrealized appreciation
         (depreciation) on investments             (4,327,252)     (640,155)      (37,549)     202,186       (119,212)   (1,197,363)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease)  in net assets
   from operations                                 (3,583,512)     (352,042)       (2,077)     276,832        110,888      (762,941)
From policy related transactions:
     Net contract purchase payments                 7,035,746     2,600,944     1,697,716      648,196      1,904,543     3,591,460
     Withdrawals                                   (2,778,541)   (1,012,237)     (668,971)    (279,073)      (755,261)   (1,368,488)
     Transfers between Separate Account
        VUL-2 divisions, net                        8,599,191     1,368,690       181,908       11,249      1,669,311     4,649,350
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   policy related transactions                     12,856,396     2,957,397     1,210,653      380,372      2,818,593     6,872,322
                                                 ----------------------------------------------------------------------------------

Net increase (decrease) in net assets               9,272,884     2,605,355     1,208,576      657,204      2,929,481     6,109,381
Net assets, beginning of year                       7,741,276     3,834,676     2,419,842    1,637,066      1,954,576     2,780,009
                                                 ----------------------------------------------------------------------------------

Net assets, end of year                          $ 17,014,160   $ 6,440,031   $ 3,628,418  $ 2,294,270   $  4,884,057  $  8,889,390
                                                 ==================================================================================

See Notes to Financial Statements

*Formerly known as MFS Growth With Income Division

                                    VUL-2-10

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements
December 31, 2001

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company which is ultimately owned by American International Group, Inc., a Delaware corporation. American Franklin established Separate Account VUL-2 (the Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account consists of sixteen investment divisions at December 31, 2001 and was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds: Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIPII), sponsored by Fidelity Investments and MFS Variable Insurance Trust (MFS), sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of VIP; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset
     Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of VIPII; and the MFS Emerging Growth, MFS Research, MFS Investors Trust (formerly MFS Growth With Income), MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value using the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Account's shares are determined on the specific identification method.

                                    VUL-2-11

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account, however, no charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   POLICY CHARGES

     Certain jurisdictions require deductions from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a policy account established for each policyowner. Each month American Franklin charges each policy account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $43,071,800 and $39,739,400 for the years ended December 31, 2001 and 2000, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a policy account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

                                    VUL-2-12

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

Year Ended December 31, 2001

                                                             Variable Insurance Products Fund
                                                  -----------------------------------------------------------
                                                    VIP            VIP                                 VIP
                                                   Money         Equity-       VIP          VIP        High
                                                   Market         Income      Growth      Overseas    Income
                                                  Division       Division    Division     Division   Division
                                                  -----------------------------------------------------------
Unit value, beginning of year                     $ 145.69      $ 374.00     $ 456.55     $ 215.88   $ 129.42
                                                  ===========================================================
Unit value, end of year                           $ 150.70      $ 352.36     $ 369.47     $ 169.91   $ 114.07
                                                  ===========================================================

Number of units outstanding,
   beginning of year                                31,857       171,036      256,423       72,092     19,402

Net contract purchase payments                      59,669        33,217       53,023       17,939      6,061

Withdrawals                                         (9,556)      (26,954)     (41,125)     (12,310)    (4,882)

Transfers between Separate Account
   VUL-2 divisions, net                            (34,635)        1,351       (2,267)      (2,318)     2,360
                                                  -----------------------------------------------------------
Number of units outstanding,
   end of year                                      47,335       178,650      266,054       75,403     22,941
                                                  ===========================================================

                                                               Variable Insurance Products Fund II
                                                  -----------------------------------------------------------
                                                     VIPII                                 VIPII
                                                  Investment        VIPII     VIPII        Asset      VIPII
                                                     Grade          Asset     Index       Manager:   Contra-
                                                     Bond          Manager     500         Growth      Fund
                                                   Division       Division   Division     Division   Division
                                                  -----------------------------------------------------------
Unit value, beginning of year                     $ 171.43      $ 245.21     $ 317.41     $ 196.56   $ 262.25
                                                  ===========================================================

Unit value, end of year                           $ 184.53      $ 232.38     $ 275.08     $ 179.78   $ 228.49
                                                  ===========================================================

Number of units outstanding,
   beginning of year                                13,611       131,890      170,624       57,263    170,293

Net contract purchase payments                       3,631        19,021       53,095       18,694     51,546

Withdrawals                                         (2,908)      (20,414)     (33,604)     (11,505)   (31,854)

Transfers between Separate Account
   VUL-2 divisions, net                              6,857            (4)         725           53      1,017
                                                  -----------------------------------------------------------
Number of units outstanding,
   end of year                                      21,191       130,493      190,840       64,505    191,002
                                                  ===========================================================

                                    VUL-2-13

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

Year Ended December 31, 2001
                                                               MFS Variable Insurance Trust
                                        ------------------------------------------------------------------------
                                            MFS                    MFS        MFS                       MFS
                                          Emerging     MFS      Investors    Total        MFS         Capital
                                           Growth    Research     Trust      Return    Utilities   Opportunities
                                          Division   Division   Division*   Division   Division      Division
                                        ------------------------------------------------------------------------
Unit value, beginning of year             $ 161.15   $ 123.20     $112.68    $121.93     $146.36        $ 148.53
                                        ========================================================================

Unit value, end of year                   $ 105.60   $  95.82     $ 93.85    $121.37     $111.32        $ 112.97
                                        ========================================================================

Number of units outstanding,
   beginning of year                       105,578     52,275      32,200     18,816      33,370          59,847

Net contract purchase payments              62,680     26,876      13,228     10,190      20,614          35,671

Withdrawals                                (30,962)   (12,897)     (6,274)    (5,032)     (9,588)        (17,321)

Transfers between Separate
   Account VUL-2 divisions, net              1,681      2,833       1,798      8,430       4,135           4,719
                                        ------------------------------------------------------------------------
Number of units outstanding,
   end of year                             138,977     69,087      40,952     32,404      48,531          82,916
                                        ========================================================================

*Formerly known as MFS Growth With Income Division


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                                   VUL-2-14

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (continued)
December 31, 2001


6.  SUMMARY OF OTHER FINANCIAL INFORMATION


                                                                      Ratios
                                              ---------------------------------------------
                                                 Investment                        Total
                                                  Income          Expense          Return
                                              ---------------    ------------   -----------
    Year Ended December 31, 2001

    Variable Insurance Products Fund:
       VIP Money Market Division                    4.28%          0.74%           3.44%
       VIP Equity-Income Division                   6.44           0.76           (5.79)
       VIP Growth Division                          7.42           0.75          (19.07)
       VIP Overseas Division                       13.56           0.76          (21.29)
       VIP High Income Division                    11.81           0.77          (11.86)

    Variable Insurance Products Fund II:
       VIPII Investment Grade Bond Division         4.28%          0.74%           7.64%
       VIPII Asset Manager Division                 5.80           0.75           (5.23)
       VIPII Index 500 Division                     1.12           0.75          (13.34)
       VIPII Asset Manager: Growth Division         6.15           0.75           (8.54)
       VIPII Contrafund Division                    3.48           0.75          (12.87)

    MFS Variable Insurance Trust:
       MFS Emerging Growth Division                 6.38%          0.75%         (34.47)%
       MFS Research Division                       12.80           0.75          (22.22)
       MFS Investors Trust Division *               3.01           0.75          (16.71)
       MFS Total Return Division                    4.80           0.75           (0.46)
       MFS Utilities Division                      11.33           0.76          (23.94)
       MFS Capital Opportunities Division           8.31           0.75          (23.94)

    *Formerly known as MFS Growth With Income Division

                                   VUL-2-15

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                         INDEX TO FINANCIAL STATEMENTS
                         -----------------------------


                                                                          PAGE
                                                                          ----

Report of Independent Auditors                                             F-1


Statement of Income                                                        F-2


Balance Sheet                                                              F-3


Statement of Shareholder's Equity                                          F-4


Statement of Comprehensive Income                                          F-4


Statement of Cash Flows                                                    F-5


Notes to Financial Statements                                       F-6 - F-14

                         REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



Chicago, Illinois
February 5, 2002

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              STATEMENT OF INCOME
                                 (In thousands)


                                                                        For the years ended December 31
                                                                      2001           2000            1999
                                                                 -------------------------------------------
Revenues
 Premiums and other considerations                               $  18,345        $   20,443       $  10,087
 Net investment income                                               3,146             2,533           2,541
 Realized investment gains (losses)                                     (2)               (2)             21
 Other revenues                                                     35,249            38,414          32,418
                                                                 -------------------------------------------
    Total revenues                                                  56,738            61,388          45,067

Benefits and expenses
 Insurance and annuity benefits                                     22,468            25,725           9,040
 Operating costs and expenses                                       15,463            19,979          21,524
 Commissions and allowances                                         19,020            30,492          28,533
 Change in deferred policy acquisition costs and
  cost of insurance purchased                                       (5,383)          (16,371)        (16,871)
                                                                 -------------------------------------------
   Total benefits and expenses                                      51,568            59,825          42,226
                                                                 -------------------------------------------

Income before income taxes                                           5,170             1,563           2,841

Income tax expense (benefit)
 Current                                                               (83)           (1,090)         (1,449)
 Deferred                                                            1,747             1,177           1,358
                                                                 -------------------------------------------
   Total income tax expense (benefit)                                1,664                87             (91)
                                                                 -------------------------------------------

Net income                                                       $   3,506        $    1,476       $   2,932
                                                                 ===========================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                                   At December 31
                             ASSETS                                                            2001               2000
                                                                                        ---------------------------------
Investments
  Fixed maturity securities (amortized cost: $17,196; $14,730)                          $     17,822         $   15,120
  Policy loans                                                                                28,755             25,480
  Short-term investments                                                                      11,118              3,430
                                                                                        ---------------------------------
      Total investments                                                                       57,695             44,030

Cash                                                                                           2,230              1,732
Accrued investment income                                                                        314                305
Accounts receivable from affiliates                                                            1,113                  -
Amounts recoverable from reinsurers                                                           13,946             18,242
Deferred policy acquisition costs                                                             93,715             87,598
Cost of insurance purchased                                                                    6,463              7,367
Insurance premiums due                                                                           191                700
Other assets                                                                                   1,545              1,320
Assets held in separate accounts                                                             570,855            656,298
                                                                                        ---------------------------------
      Total assets                                                                      $    748,067         $  817,592
                                                                                        =================================

                               LIABILITIES
Insurance and annuity liabilities
  Policy reserves, contract claims and other policyholders' funds                       $     16,968         $   19,467
  Universal life contracts                                                                    49,020             47,005
  Annuity contracts                                                                           10,108              7,074
  Unearned revenue                                                                            12,311             11,646

Income tax liabilities
  Current                                                                                        299                451
  Deferred                                                                                      (341)            (2,109)
Accrued expenses and other liabilities                                                         4,803              2,263
Liabilities related to separate accounts                                                     570,855            656,298
                                                                                        ---------------------------------
      Total liabilities                                                                      664,023            742,095

                     SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000 shares authorized,
  issued and outstanding)                                                                      2,500              2,500
Paid-in capital                                                                               75,937             70,937
Accumulated other comprehensive income                                                           134                 93
Retained earnings                                                                              5,473              1,967
                                                                                        ---------------------------------
      Total shareholder's equity                                                              84,044             75,497
                                                                                        ---------------------------------
      Total liabilities and shareholder's equity                                        $    748,067         $  817,592
                                                                                        =================================

                      See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                For the years ended December 31
                                                                 2001        2000        1999
                                                             -----------------------------------
Common stock, balance at beginning and end of year             $   2,500   $   2,500   $   2,500
                                                             -----------------------------------
Paid-in capital
 Balance at beginning of year                                     70,937      63,437      51,437
 Capital contribution                                              5,000       7,500      12,000
                                                             -----------------------------------
 Balance at end of year                                           75,937      70,937      63,437
                                                             -----------------------------------
Retained earnings (deficit)
 Balance at beginning of year                                      1,967         491      (2,441)
 Net income                                                        3,506       1,476       2,932
                                                             -----------------------------------
 Balance at end of year                                            5,473       1,967         491
                                                             -----------------------------------
Accumulated other comprehensive income
 Balance at beginning of year                                         93          92         430
 Change during the year                                               62           2        (520)
 Amounts applicable to deferred federal income taxes                 (21)         (1)        182
                                                             -----------------------------------
 Balance at end of year                                              134          93          92
                                                             -----------------------------------
Total shareholder's equity at end of year                      $  84,044   $  75,497   $  66,520
                                                             ===================================

                       STATEMENT OF COMPREHENSIVE INCOME
                                 (In thousands)

                                                                For the years ended December 31
                                                                  2001        2000       1999
                                                             -----------------------------------
Net income                                                     $    3,506   $   1,476   $  2,932
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $60, $-, $(499))                                 40           -       (324)
 Less: gains (losses) realized in net income
  (pretax: $(2), $(2), $21)                                            (1)         (1)        14
                                                             -----------------------------------
    Change in net unrealized gains (losses) on
    securities (pretax: $62, $2, $(520))                               41           1       (338)
                                                             -----------------------------------
      Comprehensive income                                     $    3,547   $   1,477   $  2,594
                                                             ===================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  For the years ended December 31
                                                                2001          2000            1999
                                                          -------------------------------------------
Operating activities
  Net income                                               $    3,506     $    1,476       $    2,932
 Reconciling adjustments to net cash used for operating
  activities
    Charges on universal life contracts, net of
     interest credited                                        (34,051)       (32,052)         (28,863)
    Change in other assets and liabilities                      7,536        (17,880)          (7,621)
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (5,383)       (16,371)         (16,871)
    Policy reserves, claims and other policyholders'
     funds                                                     (1,851)        10,853           (2,994)
    Realized investment (gains) losses                              2              2              (21)
                                                        ---------------------------------------------
      Net cash used for operating activities                  (30,241)       (53,972)         (53,438)
                                                        ---------------------------------------------
Investing activities
    Investment purchases
      Available-for-sale                                       (5,071)          (845)         (30,018)
      Other                                                    (3,585)        (8,443)          (4,721)
    Investment calls, maturities and sales
      Available-for-sale                                        2,656          1,916           45,751
      Other                                                       310              -               55
    Net (increase) decrease in short term investments          (7,688)         3,303           (6,733)
                                                        ---------------------------------------------
        Net cash provided by (used for) investing
         activities                                           (13,378)        (4,069)           4,334
                                                        ---------------------------------------------
Financing activities
    Policyholder account deposits                              99,475        136,034          167,565
    Policyholder account withdrawals                          (60,358)       (97,313)        (131,120)
    Capital contribution                                        5,000          7,500           12,000
                                                        ---------------------------------------------
     Net cash provided by financing activities                 44,117         46,221           48,445
                                                        ---------------------------------------------
Net increase (decrease) in cash                                   498        (11,820)            (659)
Cash at beginning of year                                       1,732         13,552           14,211
                                                        ---------------------------------------------
Cash at end of year                                        $    2,230     $    1,732       $   13,552
                                                        =============================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     On August 29, 2001, American General Corporation (AGC), AMFLIC's ultimate parent company, was acquired by American International Group, Inc. (AIG), a Delaware corporation. In connection with the acquisition, AIG issued approximately 290 million shares of its common stock in exchange for all of the outstanding common stock of AGC based on an exchange ratio of 0.5790 of a share of AIG common stock for each share of AGC common stock. The merger was accounted for as a pooling and had no impact on the records of AMFLIC.

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of income. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6.19% to 8.25%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium. Interest assumptions used to compute reserves ranged from 4.5% to 5.5% at December 31, 2001.

1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

2.   Investments

2.1  Fixed Maturity Securities
     ---------------------------

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                 December 31, 2001
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses      Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,566    $    293    $      -    $   6,859
Corporate bonds
  Investment grade                                      5,809         251          63        5,997
  Below investment grade                                1,077          22          36        1,063
Public utilities                                        1,549          81           -        1,630
Mortgage-backed                                         1,941          74           -        2,015
States/political subdivisions                             254           4           -          258
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  17,196    $    725    $     99    $  17,822
                                                  ================================================

                                                                December 31, 2000
                                                  ------------------------------------------------
                                                                  Gross        Gross
                                                    Amortized   Unrealized   Unrealized    Fair
In thousands                                          Cost        Gains        Losses       Value
--------------------------------------------------------------------------------------------------
U.S. government                                     $   6,584    $    120    $      -    $   6,704
Corporate bonds
  Investment grade                                      4,392         177          36        4,533
  Below investment grade                                1,068           6          18        1,056
Public utilities                                        1,528          82           -        1,610
Mortgage-backed                                           957          54           -        1,011
States/political subdivisions                             201           5           -          206
                                                  ------------------------------------------------
  Total fixed maturity securities                   $  14,730    $    444    $     54    $  15,120
                                                  ================================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:

                                                           Amortized       Fair
     In thousands                                             Cost        Value
     --------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
         In one year or less                               $   1,994   $  2,036
         In years two through five                             9,131      9,530
         In years six through ten                              2,906      3,019
         After ten years                                       1,224      1,222
     Mortgage-backed securities                                1,941      2,015
                                                           --------------------
       Total fixed maturity securities                     $  17,196   $ 17,822
                                                           ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income at December 31 were as follows:

         In thousands                              2001        2000
         ----------------------------------------------------------
         Gross unrealized gains                $    725   $     444
         Gross unrealized losses                    (99)        (54)
         DPAC  fair value adjustment               (389)       (223)
         CIP fair value adjustment                  (30)        (23)
         Deferred federal income taxes              (73)        (51)
                                               --------------------
         Net unrealized gains on securities    $    134   $      93
                                               ====================

2.2  Investment Income
     -----------------

     Investment income was as follows:

     In thousands                          2001          2000        1999
     --------------------------------------------------------------------
     Fixed maturity securities          $ 1,211       $ 1,142     $ 1,461
     Policy loans                         1,614         1,115         698
     Other investments                      386           339         547
                                        ---------------------------------
     Gross investment income              3,211         2,596       2,706
     Investment expense                      65            63         165
                                        ---------------------------------
     Net investment income              $ 3,146       $ 2,533     $ 2,541
                                        =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)
     ----------------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:

     In thousands                                  2001        2000       1999
     -------------------------------------------------------------------------
     Fixed maturity securities                  $     -    $      -    $    56
     Other                                           (2)         (2)       (35)
                                                ------------------------------
     Realized investment gains (losses)         $    (2)   $     (2)   $    21
                                                ==============================

     Voluntary sales of investments resulted in the follow realized gains (losses):

                                                                    Realized
                                                                 --------------
     In thousands               Category             Proceeds    Gains   Losses
     --------------------------------------------------------------------------
            2001           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            2000           Available-for-sale        $      -    $   -   $    -
     ==========================================================================
            1999           Available-for-sale        $  1,758    $  56   $    -
     ==========================================================================

2.4  Investments on Deposit
     ----------------------

     At December 31, 2001 and 2000, fixed maturity securities with a carrying value of $6,778,000 and $6,575,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2001 and 2000, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000, and $400,000 respectively.

3.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                                    2001      2000      1999
     --------------------------------------------------------------------------
     Beginning at January 1                        $ 87,598  $ 70,989  $ 52,352
     Deferrals                                       13,445    24,127    24,543
     Amortization                                    (7,165)   (6,737)   (6,524)
     Effect of net unrealized (gains)
       losses on securities                            (166)     (779)      646
     Effect of realized investment gains (losses)         3        (2)      (28)
                                                   ----------------------------
     Balance at December 31                        $ 93,715  $ 87,598  $ 70,989
                                                   ============================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                            2001       2000       1999
     --------------------------------------------------------------------
     Balance at January 1                 $  7,367   $   7,884   $  8,941
     Accretion of interest                     619         702        767
     Amortization                           (1,516)     (1,721)    (1,915)
     Effect of net unrealized (gains)
         losses on securities                   (7)        502         96
     Effect of realized investment gains         -           -         (5)
                                          -------------------------------
     Balance at December 31               $  6,463   $   7,367   $  7,884
                                          ===============================

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                          Amount
                         Year                         (in thousands)
               ---------------------------------------------------------------

                         2002                              $ 799
                         2003                                698
                         2004                                582
                         2005                                482
                         2006                                441

5.   Income Taxes

     For the period from January 1, 2001 to August 29, 2001, AMFLIC will file a life/life consolidated federal income tax return with its direct parent, FLIC. The method of allocation of tax expense among the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of each subsidiary under this agreement shall not exceed the amount such subsidiary would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

     For the period August 30, 2001 to December 31, 2001, AMFLIC will join in the filing of a consolidated federal income tax return with its upstream parent, AGC Life Insurance Company (AGC Life) and its life insurance company subsidiaries. AMFLIC has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge AMFLIC a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse AMFLIC for the tax benefits from net losses, if any, within the ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                         2001          2000         1999
                                     --------------------------------------
         Federal income tax rate         35.0 %        35.0 %        35.0 %
         Invested asset items            (4.0)        (29.1)        (37.7)
         Other                            1.2          (0.3)         (0.5)
                                     --------------------------------------
           Effective tax rate            32.2 %         5.6 %        (3.2)%
                                     ======================================


5.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31 were as follows:

     In thousands                                      2001       2000
     -------------------------------------------------------------------
     Deferred tax liabilities, applicable to:
       Basis differential of investments           $     223   $     114
       DPAC and CIP                                   22,095      21,491
       Other                                             960         827
                                                   ---------------------
         Total deferred tax liabilities               23,278      22,432
     Deferred tax assets, applicable to:
       Policy reserves                               (22,576)    (23,069)
       Other                                          (1,043)     (1,472)
                                                   ---------------------
         Total deferred tax assets                   (23,619)    (24,541)
                                                   ---------------------
     Net deferred tax assets                       $    (341)  $  (2,109)
                                                   =====================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid
     ------------

     Income taxes paid (recovered) were as follows:

      In thousands               2001     2000         1999
      ------------------------------------------------------
      Federal                 $    -    $ (4,175)     $(447)
      State                       57          38         143

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                              2001                    2000
                                                      ----------------------------------------------
                                                      Carrying      Fair        Carrying    Fair
     In thousands                                      Amount       Value        Amount     Value
     -----------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                     $ 17,822    $ 17,822    $ 15,120     $ 15,120
         Policy Loans                                    28,755      28,755      25,480       25,480
         Short-term investments                          11,118      11,118       3,430        3,430
         Assets held in separate accounts               570,855     570,855     656,298      656,298
     Liabilities
         Insurance investment contracts                  10,686      10,232       7,636        7,310
         Liabilities related to separate accounts       570,855     570,855     656,298      656,298

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.   Fair Value of Financial Instruments (continued)

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2001 and 2000 was 5.95% and 6.07%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $    847       $  5,288       $  1,416
     Other income                     1,016            918          1,337
     Benefits                         1,536          6,134          1,756
     Commission expense                  (5)            67            215

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 11,348       $ 10,118       $ 12,027
     Expense allowances from
        reinsurer                     5,699          9,791          8,531
     Other                              602            416          1,744

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Premiums and other
        considerations             $ 13,519       $ 12,081       $ 10,687
     Change in policy reserves       12,721         11,760         10,382

8.   Statutory Accounting

     AMFLIC prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. Effective January 1, 2001, the State of Illinois required that insurance companies domiciled in the State of Illinois prepare their statutory basis financial statements in accordance with the NAIC Accounting practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Illinois insurance commissioner. No significant permitted practices are used to prepare AMFLIC's statutory Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting (continued)

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual were reported in the statutory financial statements as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of adoption, AMFLIC reported a change of accounting principle, as an adjustment that increased statutory unassigned surplus, of $200,000 as of January 1, 2001. This net amount included an increase in net deferred tax assets of $12,500,000 offset by a related increase in nonadmitted assets of $12,300,000. The effect of other codification related changes was immaterial.

     At December 31, 2001 and 2000, AMFLIC had statutory stockholder's equity of $49,193,000 and $43,093,000, respectively. AMFLIC's statutory net loss was $1,331,000, $5,964,000 and $2,947,000 for the years ended December 31,
     2001, 2000 and 1999, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $12,298,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                     2001           2000           1999
     ---------------------------------------------------------------------
     Interest added to universal
       life contracts and other
       deposit funds               $   2,910      $  2,478       $  2,214
                                   =======================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. Effective January 1, 1999, AMFLIC entered into a shared services agreement with an affiliate. As part of this agreement, administration and general expenses are allocated to AMFLIC based on actual work performed. Allocated expenses for the years ended December 31, 2001, 2000 and 1999, were $13,390,000,
     $17,258,000 and $20,084,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2001 or 2000.

11.  Litigation

     AMFLIC is a party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who exclude themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

AIG AMERICAN
      |GENERAL                                                    PRIVACY NOTICE
--------------------------------------------------------------------------------

AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

.. Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

  - Information provided to us, such as on applications or other forms

  - Information about transactions with us, our affiliates or third parties

  - Information from others, such as credit reporting agencies, employers, and federal and state agencies

.. The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

.. We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

.. We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

.. We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

.. We do not share nonpublic personal information about you except as permitted by law.

.. We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

  (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

  (ii) other financial institutions with whom we have joint marketing agreements.

.. Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

.. Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

.. Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

.. You will receive appropriate notice if our privacy policy changes.

.. Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.

NEW MEXICO AND VERMONT RESIDENTS ONLY: Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

The American Franklin Life Insurance Company's By-laws provide in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own willful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The American Franklin Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.
Reconciliation and tie.
Prospectus, consisting of 54 pages of text, plus 16 financial pages of Separate
 Account VUL-2, plus 15 financial pages of The American Franklin Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

The following exhibits:

     1.   Exhibits required by Article IX, paragraph A of Form N-8 B-2:

          (1) Certified resolutions regarding organization of Separate Account VUL-2. (1)

          (2) Inapplicable.

       (3)(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and Separate Account VUL-2 of The American Franklin Life Insurance Company, dated as of January 31, 1995. (1)

    (3)(b)(i) Specimen Regional Manager Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder III policies. (1)

   (3)(b)(ii) Specimen Registered Representative Agreement between Franklin
              Financial and registered representatives of Franklin Financial distributing EquiBuilder III policies. (1)

       (3)(c) Schedule of Sales Commissions. (2)

          (4) Agreement between The American Franklin Life Insurance Company ("American Franklin") and Franklin Financial, dated March 31, l994, regarding supervision of agents. (1)

       (5)(a) EquiBuilder III Flexible Premium Life Insurance Policy. (1)

       (5)(b) Accidental Death Benefit Rider. (1)

       (5)(c) Term Insurance Rider. (1)

       (5)(d) Children's Term Insurance Rider. (1)

       (5)(e) Disability Rider - Waiver of Monthly Deductions. (1)

       (5)(f) Endorsement to EquiBuilder III Flexible Premium Life Insurance policy when issued to a Policy Owner in the State of Texas. (1)

       (5)(g) Accelerated Benefit Settlement Option Rider. (4)

       (6)(a) Articles of Incorporation of American Franklin. (6)

       (6)(b) By-laws of American Franklin. (2)

          (7) Inapplicable.

    (8)(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991. (1)

    (8)(a)(2) Amendment No. 1 to Participation Agreement among American Franklin, VIP and FDC, effective as of November 1, 1991. (1)

    (8)(a)(3) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991. (1)

    (8)(a)(4) Amendment No. 1 to Participation Agreement among American Franklin, VIP II and FDC, effective as of November 1, 1991. (1)

    (8)(a)(5) Sub-License Agreement between FDC and American Franklin dated July 18, 1991. (1)

    (8)(a)(6) Amendment No. 2 to Participation Agreement among American Franklin, VIP and FDC, dated January 18, 1995. (1)

    (8)(a)(7) Amendment No. 2 to Participation Agreement among American Franklin, VIP II and FDC, dated January 18, 1995. (1)

    (8)(a)(8) Amendment No. 3 to Participation Agreement among American Franklin, VIP and FDC, dated July 1, 1996. (5)

    (8)(a)(9) Amendment No. 3 to Participation Agreement among American Franklin, VIP II and FDC, dated July 1, 1996. (5)

   (8)(a)(10) Amendment No. 4 to Participation Agreement among American
              Franklin, VIP and FDC, dated November, 1996. (7)

   (8)(a)(11) Amendment No. 4 to Participation Agreement among American
              Franklin, VIP II and FDC, dated November, 1996. (7)

    (8)(b)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996. (5)

    (8)(b)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996. (5)

    (8)(b)(3) Form of Amendment No. 1 dated November, 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS. (7)

    (8)(b)(4) Amendment No. 2 to Participation Agreement among American Franklin, MFS Variable Insurance Trust and MFS, dated November, 1997. (8)

       (8)(c) Modified Coinsurance Agreement between American Franklin and Integrity, dated March 10, 1989. (1)

    (8)(c)(1) Amendment No. 1 to Modified Coinsurance Agreement between American Franklin and Integrity. (1)

    (8)(c)(2) Amendment No. 2 to Modified Coinsurance Agreement between American Franklin and Integrity. (3)

    (8)(c)(3) Amendment No. 3 to Modified Coinsurance Agreement between American Franklin and Integrity effective April 1, 1989. (3)

    (8)(c)(4) Amendment No. 3 to Modified Coinsurance Agreement between American Franklin, Integrity, and Phoenix Home Life Mutual Insurance Company, assignee of Integrity effective January 1, 1997. (3)

       (8)(d) Reinsurance Agreement between American Franklin and The Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988. (1)

    (8)(d)(1) Amendment No. 1 effective as of January 1, 1990 to Reinsurance Agreement between American Franklin and The Franklin. (1)

    (8)(d)(2) Amendment No. 2 effective as of January 1, 1990 to Reinsurance Agreement between American Franklin and The Franklin. (1)

       (8)(e) Modified Coinsurance Agreement effective as of January 1, 1997 between American Franklin and The Franklin. (4)

    (8)(e)(1) Amendment No. 1 effective September 1, 1997 to Modified Coinsurance Agreement between American Franklin and The Franklin.
              (4)

          (9) Administrative Service Agreement between The Franklin and American Franklin, dated May 16, l988. (1)

      (10)(a)  Application for EquiBuilder III Policy. (4)

      (10)(b)  Specimen form of Supplemental Application. (10)

      (10)(c)  Specimen form of Telephone Authorization. (10)

     2.   Other Exhibits:

            2  See Exhibit (5)(a) above.

         3(a) Opinion and Consent of Pauletta P. Cohn, Esq., Secretary of American Franklin. (9)

         3(b) Opinion and Consent of Robert M. Beuerlein, Senior Vice President -Actuarial/Financial and Treasurer. (2)

            4  Inapplicable.

            5  Inapplicable.

         6(a)  Consent of Independent Auditors.  (Filed herewith).

         6(c) Opinion of Robert M. Beuerlein Senior Vice President - Actuarial/Financial. (2)

            7  Power of Attorney. (Filed herewith on Signature Pages)

            8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for EquiBuilder III Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (8)

            9  Notice of Cancellation Right Pursuant to Rule
               6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.
               (3)

------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed April 30, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed April 27, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed February 28, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed February 27, 1998.

(5) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed August 20, 1996.

(6) Incorporated by reference to Post Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed April 30, 1996.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed November 26, 1996.

(8) Incorporated by reference to Post-Effective Amendment No. 6 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 30, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-6 Registration Statement (File No. 033-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 18, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 15 to Form S-6 Registration Statement (File No. 033-41838) of The American Franklin Life Insurance Company Separate Account VUL-2 filed on April 18, 2002.

                              POWERS OF ATTORNEY

  Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, The American Franklin Life Insurance Company Separate Account VUL-2, certifies that it meets all the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 19th day of April, 2002.


                        THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT VUL-2
                        (Registrant)


                   BY: THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)



                   BY:  /s/  ROBERT F. HERBERT, JR.
                       ---------------------------
                             Robert F. Herbert, Jr.
                             Senior Vice President


[SEAL]


ATTEST:    /s/  LAUREN W. JONES
           --------------------
           Lauren W. Jones
           Assistant Secretary

  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                      Date
---------                            -----                      ----


/s/  RODNEY O. MARTIN, JR.           Director and Chairman      April 19, 2002
--------------------------
Rodney O. Martin, Jr.



/s/  RONALD H. RIDLEHUBER            Director and President     April 19, 2002
-------------------------
Ronald H. Ridlehuber



/s/  DAVID L. HERZOG                 Director and Chief         April 19, 2002
--------------------                 Financial Officer
David L. Herzog



/s/  ROBERT M. BEUERLEIN             Director                   April 19, 2002
------------------------
Robert M. Beuerlein



/s/  ROBERT F. HERBERT, JR.          Director                   April 19, 2002
---------------------------
Robert F. Herbert, Jr.



/s/  SYLVIA A. MILLER                Director                   April 19, 2002
---------------------
Sylvia A. Miller



/s/  GARY D. REDDICK                 Director                   April 19, 2002
--------------------
Gary D. Reddick



/s/  DAN E. TRUDAN                   Director                   April 19, 2002
------------------
Dan E. Trudan

Signature                            Title                          Date
---------                            -----                          ----


/s/  CHRISTIAN D. WEISS              Director                   April 19, 2002
-----------------------
Christian D. Weiss



/s/  R. KENDALL NOTTINGHAM           Director                   April 19, 2002
--------------------------
R. Kendall Nottingham



/s/  NICHOLAS A. O'KULICH            Director                   April 19, 2002
-------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:


     Other Exhibits

         6(a)  Consent of Independent Auditors.

                                      E-1